As filed with the Securities and Exchange Commission on December 23, 1998

                                                                     File Nos.
                                                                      33-39088
                                                                      811-6243

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No.   30                           (X)

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   33                                          (X)

                          FRANKLIN STRATEGIC SERIES
              (Exact Name of Registrant as Specified in Charter)

              777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

  HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Name and
                   Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [x] on January 1, 1999 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered:
  Shares of Beneficial Interest of:
  Franklin California Growth Fund - Class A
  Franklin California Growth Fund - Class B
  Franklin California Growth Fund - Class C
  Franklin Strategic Income Fund - Class A
  Franklin Strategic Income Fund - Class B
  Franklin Strategic Income Fund - Class C
  Franklin MidCap Growth Fund - Class A
  Franklin Global Utilities Fund - Class A
  Franklin Global Utilities Fund - Class B
  Franklin Global Utilities Fund - Class C
  Franklin Global Health Care Fund - Class A
  Franklin Global Health Care Fund - Class B
  Franklin Global Health Care Fund - Class C
  Franklin Natural Resources Fund - Class A
  Franklin Blue Chip Fund - Class A
  Franklin Biotechnology Discovery Fund - Class A

The Registrant's statements of additional information dated September 1, 1998, as filed with the Securities and Exchange Commission under Form Type 497 on September 8, 1998, (File Nos. 33-39088 and 811-6243) are hereby incorporated by reference.


PROSPECTUS

FRANKLIN
STRATEGIC
SERIES


SEPTEMBER 1, 1998  AS AMENDED JANUARY 1, 1999


INVESTMENT STRATEGY
GROWTH


Franklin Blue Chip Fund - Class A
Franklin California Growth Fund - Class A, B & C
Franklin MidCap Growth Fund - Class A


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the funds invest and the services available to shareholders.

To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated September 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FRANKLIN STRATEGIC SERIES

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary....................................................     2
Financial Highlights...............................................     4
How Do the Funds Invest Their Assets?..............................     8
What Are the Risks of Investing in the Funds?......................    13
Who Manages the Funds?.............................................    17
How Taxation Affects the Funds and Their Shareholders .............    22
How Is the Trust Organized?........................................    25

ABOUT YOUR ACCOUNT
How Do I Buy Shares?...............................................    26
May I Exchange Shares for Shares of Another Fund?..................    35
How Do I Sell Shares?..............................................    38
What Distributions Might I Receive From the Funds?.................    41
Transaction Procedures and Special Requirements....................    42
Services to Help You Manage Your Account...........................    46
What If I Have Questions About My Account?.........................    49

GLOSSARY
Useful Terms and Definitions.......................................    49

FRANKLIN
STRATEGIC
SERIES

September 1, 1998
as amended January 1, 1999

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN(R)

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in a fund. It is based on the historical expenses of each fund for the fiscal year ended April 30, 1998. Each fund's actual expenses may vary.

 ......                            MIDCAP BLUE CHIP   CALIFORNIA FUND -
                                   FUND   FUND   CLASS A1 CLASS B2 CLASS C1
------------------------------------------------------------------------------
                                     3
A.   SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Charge (as a
     percentage of Offering Price)     5.75%    5.75%    5.75%   4.00%  1.99%

     Paid at time of purchase4         5.75%    5.75%    5.75%   None   1.00%

     Paid at redemption5               None     None     None    4.00%  0.99%

     Exchange Fee (per transaction)    None6    None6    None    None   None

B.   ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees                   0.65%    0.87%7   0.49%   0.49%  0.49%

     Rule 12b-1 Fees8                  0.21%    0.25%    0.25%   1.00%  1.00%

     Other Expenses                    0.31%    0.83%    0.25%   0.25%  0.25%
                                     -----------------------------------------

     Total Fund Operating Expenses     1.17%    1.95%7   0.99%   1.74%  1.74%
                                     =========================================


C.   EXAMPLE


     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.

                                    1 YEAR     3 YEARS     5 YEARS    10 YEARS
-------------------------------------------------------------------------------


CALIFORNIA FUND - CLASS A           $670 9      $ 872       $1,091    $1,718

CALIFORNIA FUND - CLASS B
 Assuming you sold your shares
 at the end of the period           $577        $ 848       $1,144    $1,853 10

  Assuming you stayed in the fund   $177        $ 548       $ 944     $1,853 10

 CALIFORNIA FUND - CLASS C          $373 11     $ 643       $1,034    $2,131

 MIDCAP FUND                        $687 9      $ 925       $1,182    $1,914

 BLUE CHIP FUND                     $762 9      $1,152      $1,567    $2,719


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
6. There is a $5 fee for exchanges by Market Timers.
7. For the period shown, the manager had agreed in advance to limit its management fees and to assume as its own expense certain expenses otherwise payable by the fund. With this reduction, management fees were 0.17% and total fund operating expenses were 1.25%.
8. These fees may not exceed 0.25% for the California Fund - Class A, 1.00% for the California Fund - Class B and C, and 0.35% for the Blue Chip Fund and the MidCap Fund. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
9. Assumes a Contingent Deferred Sales Charge will not apply.
10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
11. For the same Class C investment, you would pay projected expenses of $275 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Fund Information.

CALIFORNIA FUND - CLASS A


                                                    YEAR ENDED APRIL 30,
                                            1998    1997     1996     1995    1994     1993    19921
                                           ---------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the year)

Net asset value, beginning of
 year                                     $19.35   $18.26   $14.03   $12.05  $10.21   $9.87   $10.04
                                          ----------------------------------------------------------
Income from investment operations:

 Net investment income                       .14      .13      .20      .16     .14     .12      .07


 Net realized and unrealized gains          6.48     1.51     6.03     3.04    2.43     .34     (.17)
                                           ----------------------------------------------------------


Total from investment operations            6.62     1.64     6.23     3.20    2.57     .46     (.10)
                                           ----------------------------------------------------------

Less distributions from:

 Net investment income                      (.14)    (.12)    (.23)    (.12)   (.15)   (.12)    (.07)

 Net realized gains                         (.86)    (.43)   (1.77)   (1.10)   (.58)     -        -
                                           ----------------------------------------------------------

Total distributions                        (1.00)    (.55)   (2.00)   (1.22)   (.73)   (.12)    (.07)
                                          -----------------------------------------------------------

Net asset value, end of year             $24.97    $19.35   $18.26   $14.03  $12.05   $10.21   $9.87
                                         ============================================================

Total return*                            34.98%     8.94%   47.42%   29.09%  25.55%     4.72% (1.77)%**

RATIOS/SUPPLEMENTAL DATA


Net assets, end of year (000's)        $721,254   $282,898  $81,175  $13,844  $4,646    $3,412 $3,091


Ratios to average net assets:

 Expenses                                  .99%     1.08%     .71%     .25%   .09%          -     -

 Expenses excluding waiver and payments
 by affiliate                              .99%     1.08%    1.09%    1.27%   1.89%     1.99%  1.61%**

 Net investment income                     .67%      .84%    1.42%    1.63%   1.16%     1.23%  1.27%**

Portfolio turnover rate                  48.52%    44.81%   61.82%   79.52% 135.12%    38.28% 13.73%

Average commission rate paid***          $.0530   $.0544   $.0536       -      -          -     -


CALIFORNIA FUND - CLASS C


                                                         YEAR ENDED APRIL 30,
                                                            1998    19972
                                                            -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year                        $19.27    $18.05
                                                          ----------------

Income from investment operations:

 Net investment income                                      -          .05

 Net realized and unrealized gains                          6.43      1.65
                                                           ---------------
Total from investment operations                            6.43      1.70
                                                           ---------------
Less distributions from:

 Net investment income                                      (.03)     (.05)

 Net realized gains                                         (.86)     (.43)
                                                            --------------

Total distributions                                         (.89)     (.48)
                                                            ---------------
Net asset value, end of year                              $24.81    $19.27
                                                          =================


Total return*                                              34.02%    9.32%

RATIOS/SUPPLEMENTAL DATA


Net assets, end of year (000's)                          $122,701   $24,556


Ratios to average net assets:

 Expenses                                                   1.74%    1.86%**

 Net investment income (loss)                               (.10%)    .05%**

Portfolio turnover rate                                    48.52%   44.81%

Average commission rate paid***                            $.0530   $.0544

MIDCAP FUND

                                          YEAR ENDED APRIL 30,
                                      1998    1997    1996     1995    19943
                                      --------------------------------------
Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year   $13.34  $14.24  $10.81   $10.05   $10.00

Income from investment operations:

 Net investment income (loss)        -         (.02)    .18      .21      .15

 Net realized and unrealized gains     4.66     .93    3.59      .77      .01
                                     ----------------------------------------

Total from investment operations       4.66     .91    3.77      .98      .16
                                     ----------------------------------------

Less distributions from:

 Net investment income                  -      (.05)   (.21)    (.20)    (.08)

 Net realized gains                   (.56)   (1.76)   (.13)    (.02)    (.03)
                                     -----------------------------------------
Total distributions                   (.56)   (1.81)   (.34)    (.22)    (.11)
                                     -----------------------------------------

Net asset value, end of year        $17.44   $13.34  $14.24   $10.81   $10.05
                                    ===========================================

Total return*                       35.53%    6.31%  35.40%   10.06%    1.62%

Ratios/supplemental data


Net assets, end of year (000's)    $29,864  $12,853  $7,575   $5,591  $5,079


Ratios to average net assets:

 Expenses                            1.17%    1.07%    .16%     -        -

 Expenses excluding waiver and payments
 by affiliate                        1.17%    1.07%    .96%     .98%     .91%**

 Net investment income (loss)        (.03%)   (.22)%  1.42%    2.12%    2.21%**

Portfolio turnover rate             50.16%   76.35% 102.65%  163.54%   70.53%

Average commission rate paid***     $.0621   $.0550  $.0467        -      -

BLUE CHIP FUND

                                                       YEAR ENDED APRIL 30,
                                                          1998   19974
                                                       --------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year                      $10.85   $10.00
                                                        ---------------

Income from investment operations:

 Net investment income                                     .09      .09

 Net realized and unrealized gains                        1.67      .82
                                                          -------------

Total from investment operations                          1.76      .91
                                                          -------------

Less distributions from:

 Net investment income                                    (.06)    (.06)

 Net realized gains                                       (.09)      --
                                                          -------------

Total distributions                                       (.15)    (.06)
                                                          -------------

Net asset value, end of year                            $12.46   $10.85
                                                        ===============

Total return*                                           16.41%    9.14%

Ratios/supplemental data


Net assets, end of year (000's)                        $16,836    $5,600


Ratios to average net assets:

 Expenses                                                1.25%    1.25%**

 Expenses excluding waiver and payments by affiliate     1.95%    2.22%**

 Net investment income                                   1.04%    1.07%**

Portfolio turnover rate                                 57.67    11.14%

Average commission rate paid***                         $.0367   $.0525


1FOR THE PERIOD OCTOBER 18, 1991 (EFFECTIVE DATE) TO APRIL 30, 1992.
2FOR THE PERIOD SEPTEMBER 3, 1996 (EFFECTIVE DATE) TO APRIL 30, 1997.
3FOR THE PERIOD AUGUST 17, 1993 (EFFECTIVE DATE) TO APRIL 30, 1994.
4FOR THE PERIOD JUNE 3, 1996 (EFFECTIVE DATE) TO APRIL 30, 1997.
*TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE, AND IS NOT ANNUALIZED. PRIOR TO MAY 1, 1994, DIVIDENDS FROM NET INVESTMENT INCOME WERE REINVESTED AT THE OFFERING PRICE.
**ANNUALIZED
***RELATES TO PURCHASES AND SALES OF EQUITY SECURITIES. PRIOR TO FISCAL YEAR END 1996 DISCLOSURE OF AVERAGE COMMISSION RATE WAS NOT REQUIRED.


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of the California Fund is capital appreciation. The investment goal of the MidCap Fund is long-term capital growth. The investment goal of the Blue Chip Fund is long-term capital appreciation. These goals are fundamental, which means that they may not be changed without shareholder approval.

The Blue Chip Fund may also seek current income incidental to long-term capital appreciation, although this is not a fundamental policy of the fund.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

Under normal market conditions, the CALIFORNIA FUND invests at least 65% of its assets in the equity and debt securities of companies headquartered or conducting a majority of their operations in the state of California.


The California Fund expects to invest a significant portion of its assets in small to mid-size companies, but it may also invest in relatively well known, larger capitalization companies in mature industries that the manager believes have the potential for capital appreciation.


The California Fund may invest up to 35% of its assets in the securities of companies headquartered or conducting a majority of their operations outside of the state of California. In this way, the California Fund tries to benefit from its research into companies and industries within or beyond its primary region.


THE MIDCAP FUND tries to achieve its investment goal by investing primarily in equity securities of medium capitalization companies that the manager believes are positioned for rapid growth in revenues or earnings and assets, characteristics that may provide for significant capital appreciation. Under normal market conditions, the MidCap Fund will invest its assets primarily in a diversified portfolio of medium capitalization stocks. The MidCap Fund tries to be fully invested at all times in equity securities.


The MidCap Fund may invest up to 35% of its total assets in equity securities that are outside the medium market capitalization range but with similar potential for capital appreciation, or in corporate debt securities.

Under normal market conditions, the BLUE CHIP FUND invests at least 80%, and intends to try to invest up to 100%, of its total assets in a diversified portfolio of equity securities of "blue chip companies."

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock; preferred stock; convertible securities; and warrants.

Although the Blue Chip Fund may invest without limit in common stock, convertible securities, and warrants, it intends to invest primarily in common stock.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and, generally, provide for the payment of interest. These include bonds, notes, and debentures.


The California Fund and the MidCap may invest in debt securities that the manager believes present an opportunity for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from debt securities is incidental to these funds' investment goals.


The California Fund may invest up to 35% of its total assets in debt securities.

Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. Securities rated BBB by S&P or Baa by Moody's or better are considered to be investment grade. The California Fund and the MidCap Fund may buy both rated and unrated debt securities.

The California Fund may buy fixed-income securities, including convertible securities and debt securities, that are rated B by Moody's or S&P or better, or unrated securities of comparable quality. The California Fund will not invest more than 5% of its assets in fixed-income securities rated below investment grade.

The MidCap Fund may buy debt securities that are rated B by Moody's or S&P or better, or unrated debt of comparable quality. The MidCap Fund will not invest more than 5% of its total assets in securities rated below investment grade.

Please see the SAI for more details on the risks associated with lower-rated securities.

SMALL AND MEDIUM CAPITALIZATION COMPANIES. The California Fund expects to invest a significant portion of its assets in small and medium size companies with market capitalization of up to $2.5 billion at the time of its investment. The MidCap Fund invests in medium capitalization companies that have a market capitalization range between $200 million and $5 billion. These securities are traded primarily on the NYSE and the American Stock Exchange and in the over-the-counter market.

Market capitalization is defined as the total market value of a company's outstanding stock. Medium capitalization companies may offer greater potential for capital appreciation as these companies are often growing more rapidly than larger companies, but tend to be more stable and established than small capitalization or emerging companies.


The manager selects medium capitalization equity securities for the MidCap Fund based on characteristics such as the financial strength of the company, the expertise of management, the growth potential of the company within its industry, and the growth potential of the industry itself.


BLUE CHIP COMPANIES are well-established companies with a long record of revenue growth and profitability. These companies generally dominate their respective markets, and have a reputation for quality management, as well as superior products and services. Blue chip companies also tend to have relatively large capitalization.


When selecting securities for the Blue Chip Fund's portfolio, the manager tries to identify quality blue chip companies based on a number of factors. Specifically, the manager looks for companies that are leaders in their industry with a dominant market position and a sustainable competitive advantage. The manager also looks for companies that exhibit consistent growth, a strong financial record, and market capitalization of more than $1 billion. The fund intends to invest in a portfolio that is diversified across a large number of industries.

REAL ESTATE SECURITIES. The California Fund may invest in securities of companies operating in the real estate industry, including real estate investment trusts.

CONVERTIBLE SECURITIES. A convertible security generally is a preferred stock or debt security that pays dividends or interest and may be converted into common stock.


Each fund may invest in convertible securities. The California Fund and the MidCap Fund may also invest in enhanced convertible securities.

Although the Blue Chip Fund may invest in convertible securities without limit, it currently intends to limit these investments to no more than 5% of its net assets.

FOREIGN SECURITIES AND DEPOSITARY RECEIPTS. The MidCap Fund may invest in foreign securities. The MidCap Fund intends to limit its investment in foreign securities to 5% of its total assets. The MidCap Fund may buy the securities of issuers in developing nations.


The Blue Chip Fund seeks investment opportunities across all markets in the world and may invest without limit in the equity securities of blue chip companies located outside the U.S. This may include companies in either developed or emerging markets. Certain companies in emerging markets meet all the criteria of a blue chip company. The amount of the fund's assets that it will invest in foreign securities may vary over time depending on the manager's outlook.


Each fund may buy foreign securities traded in the U.S. or directly in foreign markets. The MidCap Fund will ordinarily buy foreign securities that are traded in the U.S. or sponsored or unsponsored American Depositary Receipts. The California Fund may also buy American Depositary Receipts. The Blue Chip Fund may buy American, European, and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?


TEMPORARY INVESTMENTS. When the manager believes that there is or may be a general decline in the market prices of stocks in which the California Fund or the MidCap Fund invests, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the California Fund and the MidCap Fund may invest up to 100% of their respective assets in short-term debt instruments. The California Fund and the MidCap Fund may also invest their cash, including cash resulting from purchases and sales of fund shares, temporarily in short-term debt instruments. Short-term debt instruments include high-grade commercial paper, repurchase agreements, and other money market equivalents. Subject to the terms of an exemption order from the SEC, the California Fund and the MidCap Fund may also invest their cash in the shares of affiliated money market funds that invest primarily in short-term debt securities. The California Fund and the MidCap Fund will make temporary investments with cash held to maintain liquidity to meet redemption requirements or pending investment.


The Blue Chip Fund may occasionally hold cash or invest in high quality money market instruments of U.S. and foreign issuers, pending investment of proceeds from new sales of its shares or for cash management or temporary defensive purposes. These securities include government securities, commercial paper, bank certificates of deposit, bankers' acceptances, and repurchase agreements secured by any of these instruments. These securities will be rated "A1" or "A2" by S&P or "P1" or "P2" by Moody's, or unrated but of comparable quality.

REPURCHASE AGREEMENTS. Each fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the funds may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, a fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

OPTIONS, FUTURES, AND OPTIONS ON FUTURES. A stock option is a contract that provides the holder the right to buy or sell shares of the stock at a fixed price, within a specified period of time. An option on a stock index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. A futures contract is an obligation to buy or sell a specified security or currency at a set price on a specified future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and end of the contract period. Options, futures, and options on futures are considered "derivative securities."

The California Fund may buy and sell options on securities and securities indices. The California Fund may only buy options if the premiums it paid for such options total 5% or less of its total assets. The California Fund may also buy and sell securities index futures and options on securities index futures. The California Fund will not buy futures if the amount of its initial deposits and premiums paid for its open contracts is more than 5% of its total assets (taken at current value).

The MidCap Fund may buy options on stocks and stock indices, stock index futures contracts, and options on stock index futures contracts to help protect its portfolio against market and/or exchange rate movements, to help protect against changes in the price of securities it intends to buy, and to accommodate cash flows.

The MidCap Fund may only enter into futures contracts or related options (except for closing transactions) if the initial deposits and premiums it paid for such contracts and options is 5% or less of its total assets. The MidCap Fund may only buy options if the total premiums it paid for such options is 5% or less of its total assets.

For hedging purposes only, the Blue Chip Fund may buy or sell options on securities listed on a national securities exchange. The options may be traded on an exchange or over-the-counter. All options the Blue Chip Fund sells will be covered. The Blue Chip Fund will not buy an option if the amounts paid for its open option positions exceed 5% of its net assets.

The Blue Chip Fund may buy and sell futures contracts for securities and currencies. The Blue Chip Fund may invest in futures contracts only to hedge against changes in the value of its securities or currencies or those it intends to buy. The Blue Chip Fund will not enter into a futures contract if the amounts paid for its open contracts, including required initial deposits, would exceed 5% of its net assets.

SECURITIES LENDING. To generate additional income, each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 10% of the value of the California Fund's total assets, 20% of the MidCap Fund's total assets, or one third of the Blue Chip Fund's total assets, measured at the time of the most recent loan. For each loan the borrower must maintain with the fund's custodian collateral with a value at least equal to 100% of the current market value of the loaned securities.

BORROWING. As a fundamental policy, the funds do not borrow money or mortgage or pledge any of their assets, except that each fund may borrow from banks up to a specified limit to meet redemption requests and for other temporary or emergency purposes. The limits are 10% of the fund's total asset value for the California Fund and the MidCap Fund, and 15% of the Blue Chip Fund's total assets, including the amount borrowed. The Blue Chip Fund may pledge its assets in connection with these borrowings. While borrowings exceed 5% of a fund's total assets, the fund will not make any additional investments.

NON-DIVERSIFICATION. The California Fund is non-diversified, which means that there is no restriction under the federal securities laws on the percentage of the fund's assets that it may invest in the securities of any one issuer.

ILLIQUID INVESTMENTS. Each fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

OTHER POLICIES AND RESTRICTIONS. Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the funds' investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund makes an investment. In most cases, a fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

TAX CONSIDERATIONS. Each fund's investments in options, futures, foreign securities and other complex securities are subject to special tax rules that may affect the amount, timing or character of the income earned by the fund and distributed to you. Each fund may also be subject to withholding taxes on earnings from certain of its foreign securities. These special tax rules are discussed in the "Additional Information on Distributions and Taxes" section of the SAI.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

There is no assurance that the funds will meet their investment goals.


The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that a fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.


MEDIUM AND SMALL CAPITALIZATION RISK. Investing in small and medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. Medium capitalization stocks tend, however, to involve less risk than stocks of small capitalization companies.

Historically, the prices of medium and small capitalization stocks have been more volatile than the prices of larger capitalization stocks. Several factors contribute to the greater price volatility of medium capitalization stocks. The growth prospects of smaller firms are less certain than those of larger firms. There is a lesser degree of liquidity in the market for these stocks. Small and medium size companies are more sensitive to changing economic conditions.

Medium and small company stocks may fluctuate independently of larger company stocks. Medium and small company stocks may decline in price as large company stocks rise or vice versa. You should therefore expect that the value of the MidCap Fund's shares, and the value of the California Fund's shares to the extent it invests in medium and small company stocks, may be more volatile than the shares of a fund that invests in larger capitalization stocks.

In addition, medium and small size companies may have products and management that have not been thoroughly tested by time or by the marketplace. These companies may also be more dependent on a limited number of key personnel, and their financial resources may not be as substantial as those of more established companies.

NON-DIVERSIFICATION RISK. To the extent that the California Fund's investments are not diversified, the fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer or industry.

CALIFORNIA RISK. The financial prospects of a number of the companies in which the California Fund invests may depend on the strength of the California economy. However, the California Fund tries to reduce the effect on its portfolio of fluctuations in economic conditions in California by investing a significant portion of its assets in companies whose financial prospects are dependent on the global economy.

Like many other states, California was significantly affected by the national recession of the early 1990s, especially in the southern portion of the state. Most of its job losses during its recession resulted from military cutbacks and the downturn in the construction industry. Downsizing in the state's aerospace industry, excess office capacity, and slow growth in California's export market also contributed to the state's recession.

Since mid-1993, California's economic recovery has been fueled by growth in the export, entertainment, tourism and computer services sectors. The state's diverse employment base has reached prerecession levels, with manufacturing accounting for 14.4% of employment (based on 1997 state estimates), trade 23%, services 31.1%, and government 16.4%. Despite strong employment growth, California's unemployment rate has remained above the national average, and wages, although still above national levels, have declined with the loss of high-paying aerospace jobs. Recent economic problems in Asia may affect the state's economy and reduce growth rates, although the impact of Asia's economic problems on the state is uncertain.

The information above is based primarily on information from independent credit reports and historically reliable sources, but the fund has not independently verified the information. It is not a complete discussion of the California economy.

TECHNOLOGY COMPANIES RISK. The California Fund expects to have a portion of its assets invested in securities of companies involved in computing technologies or related companies. Typically, the California Fund will invest in technology companies whose products or services are marketed on a global rather than a domestic or regional basis. The technology sector has historically been volatile, and technology company securities tend to be subject to abrupt or erratic price movements. The California Fund tries to reduce these risks through extensive research and emphasis on more globally competitive companies.

REAL ESTATE SECURITIES RISK. The California Fund's investments in real estate securities are subject to the risks associated with the real estate industry. Economic, regulatory, and social factors that affect the value of real estate will affect the value of the real estate securities in the fund's portfolio. These factors include overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, variations in rental income, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.


DERIVATIVE SECURITIES RISK. Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. To the extent each fund enters into transactions in derivative securities, their success will depend upon the manager's ability to predict pertinent market movements.


FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the funds. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the funds may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business, and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions, and risk of loss arising out of the system of share registration and custody. For more information on the risks associated with emerging markets securities, please see the SAI.

On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market, or other developments in Hong Kong, China, or other countries that could affect the value of the funds' investments.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent a fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. To the extent a fund invests in common stocks, a general market decline in any country where the fund is invested may cause the value of what the fund owns, and thus the fund's share price, to decline. Changes in currency valuations may also affect the price of fund shares. The value of stock markets, currency valuations and interest rates throughout the world have increased and decreased in the past. These changes are unpredictable.


EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which a fund may hold in its portfolio, and their impact on the value of the fund's shares. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the funds' manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the funds are invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.


WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of the funds and elects their officers. The officers are responsible for the funds' day-to-day operations. The Board also monitors the California Fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Franklin Advisers, Inc. manages each fund's assets and makes its investment decisions. The manager also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the manager and its affiliates manage over $208 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.


MANAGEMENT TEAMS. The teams responsible for the day-to-day management of the funds' portfolios are:

CALIFORNIA FUND: Conrad B. Herrmann since 1993 and John P. Scandalios since
1997.


Conrad B. Herrmann, CFA
Senior Vice President of Franklin Advisers, Inc.


Mr. Herrmann is a Chartered Financial Analyst and holds a Master of Business Administration degree from Harvard University. He earned a Bachelor of Arts degree from Brown University. Mr. Herrmann has been with the Franklin Templeton Group since 1989 and is a member of several securities industry-related associations.


John P. Scandalios
Senior Securities Analyst of Franklin Advisers, Inc.


Mr. Scandalios holds a Master of Business Administration degree with an emphasis in Finance and a Bachelor of Arts degree from the University of California at Los Angeles. He has been in the securities industry since 1990 and with the Franklin Templeton Group since 1996. Prior thereto, he was with Chase Manhattan Bank.


Frank Felicelli, CFA
Senior Vice President of Franklin Advisers, Inc.


Mr. Felicelli has been generally involved with investment strategy of the California Fund's portfolio since its inception. Mr. Felicelli is a Chartered Financial Analyst and has a Master of Business Administration degree from Golden Gate University. He earned a Bachelor of Arts degree in Economics from the University of Illinois. He has been with the Franklin Templeton Group since 1986. He is a member of several securities industry-related associations.

MIDCAP FUND: Edward B. Jamieson and Catherine Roberts Bowman since 1996.


Edward B. Jamieson
Executive Vice President of Franklin Advisers, Inc.


Mr. Jamieson holds a Master's degree in Accounting and Finance from the University of Chicago Graduate School of Business and a Bachelor of Arts degree from Bucknell University. He has been with the Franklin Templeton Group since 1987.


Catherine Roberts Bowman
Vice President of Franklin Advisers, Inc.


Ms. Bowman holds a Master of Business Administration degree from the J.L. Kellogg Graduate School of Management at Northwestern University. She received her Bachelor of Arts degree from Princeton University. She joined the Franklin Templeton Group in 1990.

BLUE CHIP FUND: Suzanne Willoughby Killea and Shan C. Green since the fund's inception.


Suzanne Willoughby Killea
Vice President of Franklin Advisers, Inc.


Ms. Killea holds a Master of Business Administration degree from Stanford University and a Bachelor of Arts degree from Princeton University. She has been with the Franklin Templeton Group since 1991. She is a member of several securities industry-related associations.


Shan C. Green
Vice President of Franklin Advisers, Inc.


Ms. Green holds a Master of Business Administration degree from the University of California at Berkeley. She earned her Bachelor of Science degree from State University of New York at Stony Brook. Ms. Green has been with the Franklin Templeton Group since 1994.


MANAGEMENT FEES. During the fiscal year ended April 30, 1998, management fees paid to the manager and total operating expenses, as a percentage of average daily net assets, were as follows:

                                                TOTAL
                                 MANAGEMENT     OPERATING
                                    FEES        EXPENSES
------------------------------------------------------------------------------
California Fund - Class A         0.49%         0.99%
California Fund - Class C         0.49%         1.74%
MidCap Fund                       0.65%         1.17%
Blue Chip Fund*                   0.17%         1.25%

*Management fees, before any advance waiver, totaled 0.87% and total operating expenses were 1.95%. Under an agreement by the manager to limit its fees, the Blue Chip Fund paid the management fees and total operating expenses shown. The manager may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. The manager tries to obtain the best execution on all transactions. If the manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with the manager, FT Services provides certain administrative services and facilities for the funds. During the fiscal year ended April 30, 1998, administration fees paid to FT Services, as a percentage of average daily net assets, were as follows:

                                    ADMINISTRATION
                                        FEES
------------------------------------------------------------------------------
California Fund                         0.14%
MidCap Fund                             0.15%
Blue Chip Fund                          0.15%

These fees are paid by the manager. They are not a separate expense of the funds. Please see "Investment Management and Other Services" in the SAI for more information.

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. A fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The funds' manager and their affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their manager may have no control.


THE RULE 12B-1 PLANS


Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the funds, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the California Fund under the Class A plan may not exceed 0.25% per year of Class A's average daily net assets. Payments by the Blue Chip Fund and MidCap Fund under the plan may not exceed 0.35% per year of the respective fund's average daily net assets. Of this amount, the MidCap Fund and the Blue Chip Fund may each reimburse up to 0.35% to Distributors or others, out of which 0.10% will generally be retained by Distributors for distribution expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class B plan, the California Fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The California Fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the California Fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

Under the Class C plan, the California Fund may pay Distributors up to 0.75% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The California Fund may also pay a servicing fee of up to 0.25% per year of Class C's average daily net assets under the Class C plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Funds' Underwriter" in the SAI.


HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS

TAXATION OF THE FUNDS' INVESTMENTS


Each fund invests your money in the         --------------------------------------------
stocks, bonds and other securities that     HOW DO THE FUNDS EARN INCOME AND GAINS?
are described in the section "How Do the
Funds Invest Their Assets?" Special tax     Each fund earns dividends and interest
rules may apply in determining the income   (the fund's "income") on its investments.
and gains that each fund earns on its       When a fund sells a security for a price
investments. These rules may, in turn,      that is higher than it paid, it has a
affect the amount of distributions that a   gain. When a fund sells a security for a
fund pays to you. These special tax rules   price that is lower than it paid, it has
are discussed in the SAI.                   a loss. If a fund has held the security
                                            for more than one year, the gain or loss
TAXATION OF THE FUNDS. As a regulated       will be a long-term capital gain or loss.
investment company, each fund generally     If a fund has held the security for one
pays no federal income tax on the income    year or less, the gain or loss will be a
and gains that it distributes to you.       short-term capital gain or loss. A fund's
                                            gains and losses are netted together,
FOREIGN TAXES. Foreign governments may      and, if the fund has a net gain (the
impose taxes on the income and gains from   fund's "gains"), that gain will generally
a fund's investments in foreign stocks and  be distributed to you.
bonds. These taxes will reduce the amount
of the fund's distributions to you, but,    -------------------------------------------
depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. Each fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the funds will adopt strategies to avoid PFIC taxes and interest charges.


TAXATION OF SHAREHOLDERS                    -------------------------------------------
                                            WHAT IS A DISTRIBUTION?
DISTRIBUTIONS. Distributions from a fund,
whether you receive them in cash or in      As a shareholder, you will receive your
additional shares, are generally subject    share of a fund's income and gains on its
to income tax. The fund will send you a     investments in stocks, bonds and other
statement in January of the current year    securities. A fund's income and
that reflects the amount of ordinary        short-term capital gains are paid to you
dividends, capital gain distributions and   as ordinary dividends. A fund's long-term
non-taxable distributions you received      capital gains are paid to you as capital
from the fund in the prior year. This       gain distributions. If a fund pays you an
statement will include distributions        amount in excess of its income and gains,
declared in December and paid to you in     this excess will generally be treated as
January of the current year, but which are  a non-taxable distribution. These
taxable as if paid on December 31 of the    amounts, taken together, are what we call
prior year. The IRS requires you to report  a fund's distributions to you.
these amounts on your income tax return     -------------------------------------------
for the prior year.

DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.


DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a fund.

REDEMPTIONS AND EXCHANGES. If you redeem    -------------------------------------------
your shares or if you exchange your shares  WHAT IS A REDEMPTION?
in a fund for shares in another Franklin
Templeton Fund, you will generally have a   A redemption is a sale by you to a fund
gain or loss that the IRS requires you to   of some or all of your shares in the
report on your income tax return. If you    fund. The price per share you receive
exchange fund shares held for 90 days or    when you redeem fund shares may be more
less and pay no sales charge, or a reduced  or less than the price at which you sales charge, for the new shares, all or a  purchased those shares. An exchange of
portion of the sales charge you paid on     shares in a fund for shares of another
the purchase of the shares you exchanged    Franklin Templeton Fund is treated as a
is not included in their cost for purposes  redemption of fund shares and then a of computing gain or loss on the exchange.  purchase of shares of the other fund.
If you hold your shares for six months or   When you redeem or exchange your shares,
less, any loss you have will be treated as  you will generally have a gain or loss,
a long-term capital loss to the extent of   depending upon whether the amount you
any capital gain distributions received by  receive for your shares is more or less you from the fund. All or a portion of any  than your cost or other basis in the
loss on the redemption or exchange of       shares.
your shares will be disallowed by the IRS   -------------------------------------------
if you purchase other shares in the fund within 30 days before or after your redemption or exchange.

U.S.GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions. Each fund in which you are a shareholder will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.


NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares.
Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in a fund.


STATE TAXES. Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in a fund.

BACKUP WITHHOLDING. When you open an        -------------------------------------------
account, IRS regulations require that you   WHAT IS A
provide your taxpayer identification        BACKUP WITHHOLDING?
number ("TIN"), certify that it is
correct, and certify that you are not       Backup withholding occurs when a fund is
subject to backup withholding under IRS     required to withhold and pay over to the
rules. If you fail to provide a correct     IRS 31% of your distributions and
TIN or the proper tax certifications, the   redemption proceeds. You can avoid backup
fund is required to withhold 31% of all     withholding by providing the fund with
the distributions (including ordinary       your TIN, and by completing the tax
dividends and capital gain distributions),  certifications on your shareholder
and redemption proceeds paid to you. The    application that you were asked to sign
fund is also required to begin backup       when you opened your account. However, if
withholding on your account if the IRS      the IRS instructs a fund to begin backup
instructs the fund to do so. The funds      withholding, it is required to do so even
reserve the right not to open your          if you provided the fund with your TIN
account, or, alternatively, to redeem your  and these tax certifications, and backup
shares at the current Net Asset Value,      withholding will remain in place until
less any taxes withheld, if you fail to     the fund is instructed by the IRS that it
provide a correct TIN, fail to provide the  is no longer required.
proper tax certifications, or the IRS       -------------------------------------------
instructs the funds to begin backup withholding on your account.

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS
SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR
FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND. A MORE COMPLETE
DISCUSSION OF THESE RULES AND RELATED MATTERS IS CONTAINED IN THE SECTION
ENTITLED "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" IN THE SAI.


HOW IS THE TRUST ORGANIZED?


The California Fund is a non-diversified series, and the MidCap Fund and the Blue Chip Fund are diversified series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. The California Fund offers three classes of shares:
Franklin California Growth Fund - Class A, Franklin California Growth Fund - Class B and Franklin California Growth Fund - Class C. Shares of the MidCap Fund and the Blue Chip Fund are considered Class A shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


Before July 12, 1993, the California Fund was named the Franklin California 250 Growth Fund. On that date, the fund's investment objective and various investment policies were changed. Consistent with these changes, the fund's name was changed to the Franklin California Growth Fund.

The MidCap Fund changed its name from FISCO MidCap Growth Fund to Franklin Institutional MidCap Growth Fund on September 1, 1994, and to its current name on April 18, 1996.

Shares of each class of the California Fund represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.


As of November 25, 1998, Resources owned of record and beneficially more than 25% of the outstanding shares of the MidCap Fund.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE CALIFORNIA FUND DOES NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The funds' minimum investments are:

   o To open a regular, non-retirement account         $1,000

   o To open an IRA, IRA Rollover, Roth IRA,
     or Education IRA                                  $  250*

   o To open a custodial account for a minor
     (an UGMA/UTMA account)                            $  100

   o To open an account with an automatic
     investment plan                                   $   50**

   o To add to an account                              $   50***

   *For all other retirement accounts, there is no minimum investment requirement.
   **$25 for an Education IRA.
   ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

   We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.


3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.


4. Make your investment using the table below.

METHOD                              STEPS TO FOLLOW
------------------------------------------------------------------------------
BY MAIL                             For an initial investment:
                                          Return the application to the fund
                                          with your check made payable to the
                                          fund.

                                    For additional investments:
                                          Send a check made payable to the
                                          fund. Please include your account
                                          number on the check.

------------------------------------------------------------------------------
BY WIRE                             1.  Call Shareholder Services or, if that
                                        number is busy, call 1-650/312-2000
                                        collect, to receive a wire control
                                        number and wire instructions. You
                                        need a new wire control number every
                                        time you wire money into your
                                        account. If you do not have a
                                        currently effective wire control
                                        number, we will return the money to
                                        the bank, and we will not credit the
                                        purchase to your account.


                                    2.  For an initial investment you must
                                        also return your signed account
                                        application to the fund.


                                    IMPORTANT DEADLINES: If we receive your
                                    call before 1:00 p.m. Pacific time and
                                    the bank receives the wired funds and
                                    reports the receipt of wired funds to the
                                    fund by 3:00 p.m. Pacific time, we will
                                    credit the purchase to your account that
                                    day. If we receive your call after 1:00
                                    p.m. or the bank receives the wire after
                                    3:00 p.m., we will credit the purchase to
                                    your account the following business day.
------------------------------------------------------------------------------
THROUGH YOUR DEALER                 Call your investment representative
------------------------------------------------------------------------------

CHOOSING A SHARE CLASS (CALIFORNIA FUND ONLY)


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

   CLASS A*                   CLASS B*                     CLASS C*
------------------------------------------------------------------------------

o  Front-end sales         o  No front-end sales       o  Front-end sales
   charge of 5.75% or         charge                      charge
   less                                                   of 1%

o  Contingent Deferred     o  Contingent Deferred      o  Contingent Deferred
   Sales Charge of 1% on      Sales Charge of 4% or       Sales Charge of 1%
   purchases of $1            less on shares you          on shares you sell
   million or more sold       sell within six years       within 18 months
   within one year

o  Lower annual expenses   o  Higher annual            o  Higher annual
   than Class B or C due      expenses than Class A       expenses than Class A
   to lower Rule 12b-1        (same as Class C) due       (same as Class B) due
   fees                       to higher Rule 12b-1        to higher Rule 12b-1
                              fees. Automatic             fees. No conversion
                              conversion to Class A       to Class A shares, so
                              sharesafter eight           annual expenses do
                              years, reducing future      not decrease.
                              annual expenses.

 o  No maximum purchase    o  Maximum purchase         o  Maximum purchase
    amount                    amount of $249,999. We      amount of $999,999.
                              invest any investment       We invest any
                              of $250,000 or more in      investment of $1
                              Class A shares, since       million or more in
                              a reduced front-end         Class A shares,
                              sales charge is             since there is no
                              available and Class         front-end sales
                              A's annual expenses         charge and Class A's
                              are lower.                  annual expenses are
                                                          lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The California Fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.


PURCHASE PRICE OF FUND SHARES


For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                          TOTAL SALES CHARGE    AMOUNT PAID TO
                                          AS A PERCENTAGE OF     DEALER AS A
AMOUNT OF PURCHASE                        OFFERING  NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                          PRICE    INVESTED    OFFERING PRICE
-------------------------------------------------------------------------------
CLASS A


Under $50,000                               5.75%       6.10%       5.00%

$50,000 but less than $100,000              4.50%       4.71%       3.75%

$100,000 but less than $250,000             3.50%       3.63%       2.80%

$250,000 but less than $500,000             2.50%       2.56%       2.00%

$500,000 but less than $1,000,000           2.00%       2.04%       1.60%

$1,000,000 or more*                         None        None        None


CLASS B* (California Fund Only)             None        None        None

CLASS C (California Fund Only)


Under $1,000,000*                           1.00%       1.01%       1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.


o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - Class A Only. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o   Was formed at least six months ago,

o   Has a purpose other than buying fund shares at a discount,

o   Has more than 10 members,

o   Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class A shares of a fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.


SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the funds without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.


Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the funds without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:


 1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of a fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the funds.

 2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

     If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

     Proceeds immediately placed in a Franklin Bank CD also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

     This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.


 3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

 4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

 5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

     If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

 6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.


     If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.


     If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

 7. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:


 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in a fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9.  Accounts managed by the Franklin Templeton Group

10. Certain unit investment trusts and their holders reinvesting distributions from the trusts

11.  Group annuity separate accounts offered to retirement plans

12. Chilean retirement plans that meet the requirements described under "Retirement Plans" below


RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class A Only" above to be able to buy Class A shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the funds, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.


For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the funds. Plan documents are required for all retirement plans. Franklin Templeton Trust Company, an affiliate of Distributors and a wholly owned subsidiary of Resources, can provide the plan documents for you and serve as custodian or trustee.

Franklin Templeton Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the funds or their shareholders.


1. Class A purchases of $1 million or more - up to 1% of the amount invested.

2. Class B purchases - up to 4% of the amount invested.

3. Class C purchases - up to 1% of the purchase price.

4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.


FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds (including the Blue Chip Fund and the MidCap Fund) do not offer Class B or C shares.


METHOD                        STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                       1. Send us signed written instructions

                              2. Include any outstanding share certificates
                                  for the shares you want to exchange

------------------------------------------------------------------------------

BY PHONE                      Call Shareholder Services or TeleFACTS(R)

                              - If you do not want the ability to exchange by
                                phone to apply to your account, please let
                                us know.
------------------------------------------------------------------------------

THROUGH YOUR DEALER           Call your investment representative
------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.


For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.


For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Franklin Templeton Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5. Some of our funds do not allow investments by Market Timers. Currently, the California Fund does not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the funds, such as "Advisor Class" or "Class Z" shares. Because the funds do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class A shares of a fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class A shares of a fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions. If you would
                           like your redemption proceeds wired to a bank account, your instructions should include:

                           o The name, address and telephone number of the bank where you want the proceeds sent

                           o  Your bank account number

                           o  The Federal Reserve ABA routing number

                           o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the
                           shares you are selling

                        3. Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need
                           to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:


                         o  If the request is $100,000 or less.
                            Institutional accounts may exceed $100,000 by completing a separate agreement. Call
                            Institutional Services to receive a copy.

                         o If there are no share certificates issued for the shares you want to sell or you have already returned them to the fund


                         o Unless the address on your account was changed by phone within the last 15 days

                         - If you do not want the ability to redeem by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


FRANKLIN TEMPLETON TRUST COMPANY RETIREMENT PLAN ACCOUNTS

Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE


For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                    THIS % IS DEDUCTED
IF YOU SELL YOUR CLASS B            FROM YOUR PROCEEDS AS A
SHARES WITHIN THIS MANY             CONTINGENT DEFERRED
YEARS AFTER BUYING THEM             SALES CHARGE
------------------------------------------------------------------------------
1 Year                              4
2 Years                             4
3 Years                             3
4 Years                             3
5 Years                             2
6 Years                             1
7 Years                             0

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o  Account fees


o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May
   1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?


The California Fund and MidCap Fund intend to pay a dividend at least semiannually representing their net investment income. Capital gains, if any, may be distributed annually. The Blue Chip Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of these distributions will vary and there is no guarantee the funds will pay dividends. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

To receive a distribution, you must be a shareholder on the record date. The record dates for the funds' distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the funds' distributions, please call 1-800/DIAL BEN.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.


DISTRIBUTION OPTIONS

You may receive your distributions from a fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from the fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from the fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Franklin Templeton Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED


The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The funds' assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o   Your name,

o   The fund's name,

o   The class of shares,

o   A description of the request,

o   For exchanges, the name of the fund you are exchanging into,

o   Your account number,

o   The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1) You wish to sell over $100,000 worth of shares,


2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


TYPE OF ACCOUNT               DOCUMENTS REQUIRED
------------------------------------------------------------------------------
CORPORATION                   Corporate Resolution

------------------------------------------------------------------------------
PARTNERSHIP                   1. The pages from the partnership agreement
                                 that identify the general partners, or

                              2. A certification for a partnership agreement

------------------------------------------------------------------------------
TRUST                         1. The pages from the trust document that
                                 identify the trustees, or

                              2. A certification for trust

------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the funds. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the funds. Under the plan, you can have money transferred automatically from your checking or savings account to a fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the funds' shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.

AUTOMATIC PAYROLL DEDUCTION - CLASS A ONLY

You may have money transferred from your paycheck to a fund to buy additional Class A shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton
   Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and


o request duplicate statements and deposit slips for Franklin Templeton accounts.


You will need the code number for each class to use TeleFACTS. The code numbers are as follows:

                                    CODE
                                    NUMBER
-------------------------------------------
California Fund - Class A           180
California Fund - Class B           380
California Fund - Class C           280
MidCap Fund                         196
Blue Chip Fund                      483


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the funds' financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the funds may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the funds may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors and the manager are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.

Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.

Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m.
(Saturday)

Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.

Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS A, CLASS B AND CLASS C - The California Fund offers three classes of shares, designated "Class A", "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the MidCap Fund's and Blue Chip Fund's sales charge structures and Rule 12b-1 plans are similar to those of Class A shares, shares of these funds are considered Class A shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.


DEPOSITARY RECEIPTS - Certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs")

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined a fund is a legally permissible investment and that can only buy shares of a fund without paying sales charges.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent

IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PROSPECTUS


FRANKLIN
STRATEGIC SERIES


SEPTEMBER 1, 1998  AS AMENDED JANUARY 1, 1999



INVESTMENT STRATEGY      Franklin Biotechnology Discovery Fund - Class A
             GROWTH

INVESTMENT STRATEGY      Franklin Global Health Care Fund - Class A, B & C
      GLOBAL GROWTH

INVESTMENT STRATEGY      Franklin Global Utilities Fund - Class A, B & C
      GLOBAL GROWTH
           & INCOME

INVESTMENT STRATEGY      Franklin Natural Resources Fund - Class A
    GROWTH & INCOME


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the funds invest and the services available to shareholders.

This prospectus describes each fund's Class A shares and Class B and C shares of the Health Care Fund and the Utilities Fund. The Natural Resources Fund currently offers another share class with a different sales charge and expense structure, which affects performance.

To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated September 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.


For a free copy of the SAI or a larger print version of this prospectus, or to receive a free copy of the prospectus for the Natural Resources Fund's other share class, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAP-
PROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PRO-
SPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FRANKLIN STRATEGIC SERIES

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

FRANKLIN STRATEGIC SERIES

TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary .....................................................    2
Financial Highlights ................................................    4
How Do the Funds Invest Their Assets? ...............................    9
What Are the Risks of Investing in the Funds? .......................   15
Who Manages the Funds? ..............................................   21
How Taxation Affects the Funds and Their Shareholders ...............   26
How Is the Trust Organized? .........................................   29

ABOUT YOUR ACCOUNT
How Do I Buy Shares? ................................................   30
May I Exchange Shares for Shares of Another Fund? ...................   39
How Do I Sell Shares? ...............................................   42
What Distributions Might I Receive From the Funds? ..................   45
Transaction Procedures and Special Requirements .....................   46
Services to Help You Manage Your Account ............................   50
What If I Have Questions About My Account? ..........................   53

GLOSSARY

Useful Terms and Definitions ........................................   54


FRANKLIN
STRATEGIC
SERIES


September 1, 1998
as amended January 1, 1999


When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN(R)


Franklin Strategic Series

ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in a fund. It is based on each fund's historical expenses for the fiscal year ended April 30, 1998. Each fund's actual expenses may vary.

                                        HEALTH      HEALTH       HEALTH      NATURAL     UTILITIES  UTILITIES  UTILITIES
                        BIOTECHNOLOGY  CARE FUND - CARE FUND -  CARE FUND - RESOURCES      FUND -     FUND -    FUND -
                            FUND        CLASS A1   CLASS B2     CLASS C1  FUND - CLASS A1 CLASS A1   CLASS B2  CLASS C1
-------------------------------------------------------------------------------------------------------------------------
A. SHAREHOLDER TRANSACTION EXPENSES3

Maximum Sales Charge
(as a percentage of
Offering Price)             5.75%        5.75%        4.00%       1.99%        5.75%        5.75%      4.00%      1.99%

 Paid at time of purchase4  5.75%        5.75%        None        1.00%        5.75%        5.75%      None       1.00%

 Paid at redemption5        None         None         4.00%       0.99%        None         None       4.00%      0.99%

Exchange Fee
(per transaction)           None         None         None         None        None6        None       None       None

B. ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees             0.63%7       0.56%        0.56%       0.56%        0.62%7       0.56%      0.56%      0.56%

Rule 12b-1 Fees8            0.34%        0.25%        1.00%       1.00%        0.32%        0.25%      1.00%      1.00%

Other Expenses              0.64%        0.34%        0.34%       0.34%        0.37%        0.22%      0.22%      0.22%
                            ----------------------------------------------------------------------------------------------
Total Fund
Operating Expenses          1.61%7       1.15%        1.90%       1.90%        1.31%7       1.03%      1.78%      1.78%
                            ==============================================================================================

C.    EXAMPLE

      Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in a fund.

                              1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------

BIOTECHNOLOGY FUND            $729 9      $1,054      $1,401      $2,376

HEALTH CARE FUND -
 CLASS A                      $685 9      $  919      $1,172      $1,892

HEALTH CARE FUND - CLASS B
 Assuming you sold your
  shares at the end of
  the period                  $593          $897      $1,226      $2,027 10
 Assuming you stayed in
  the fund                    $193          $597      $1,026      $2,027 10

HEALTH CARE FUND -
 CLASS C                      $389 11       $691      $1,116      $2,300

NATURAL RESOURCES FUND -
 CLASS A                      $701 9        $966      $1,252      $2,063

UTILITIES FUND -
 CLASS A                      $674 9        $884      $1,111      $1,762

UTILITIES FUND -
 CLASS B

 Assuming you sold your
  shares at the end of
  the period                  $581        $860        $1,164      $1,897 10

 Assuming you stayed
  in the fund                 $181        $560          $964      $1,897 10

UTILITIES FUND -
 CLASS C                      $377 11     $655        $1,055      $2,174


   THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Biotechnology Fund began offering shares on September 15, 1997. Annual fund operating expenses for the Biotechnology Fund are annualized.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A and C for the fiscal year ended April 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
6. There is a $5 fee for exchanges by Market Timers.
7. For the period shown, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.52% for the Biotechnology Fund and 0.27% for the Natural Resources Fund and total fund operating expenses were 1.50% for the Biotechnology Fund and 0.96% for the Natural Resources Fund.
8. The Rule 12b-1 fees for the Biotechnology Fund have been annualized. These fees may not exceed 0.35% for the Biotechnology Fund and the Natural Resources Fund, 0.25% for the Health Care Fund - Class A and the Utilities Fund - Class A, and 1.00% for the Health Care Fund - Class B and C and the Utilities Fund - Class B and C. The actual 12b-1 fees for the period September 15, 1997 through April 30, 1998, were 0.21%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
9. Assumes a Contingent Deferred Sales Charge will not apply.
10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
11. For the same Class C investment, you would pay projected expenses of $291 for the Health Care Fund and $279 for the Utilities Fund if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


FINANCIAL HIGHLIGHTS


This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Fund Information.


BIOTECHNOLOGY FUND

                                                  YEAR ENDED APRIL 30,
                                                         19981

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year                     $25.00
                                                       -------

Income from investment operations:

       Net investment loss                               (.05)

 Net realized and unrealized gains                       1.99
                                                       -------
Total from investment operations                         1.94
                                                       -------
Less distributions from:

 Net realized gains                                      (.05)
                                                       -------
Net asset value, end of year                           $26.89
                                                       =======

Total return*                                            7.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                        $73,546

Ratios to average net assets:

 Expenses                                                1.50%***

 Expenses excluding waiver and payments
 by affiliate                                            1.61%***

 Net investment loss                                     (.44%)***

Portfolio turnover rate                                 75.50%

Average commission rate paid**                           $.0339

HEALTH CARE FUND


                                                    CLASS A

                                               YEAR ENDED APRIL 30,

                                          1998   1997   1996    1995    1994    1993  19922
                                       -----------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the year)

Net asset value, beginning of year      $16.11  $19.34  $11.45  $10.43  $8.88  $8.84  $10.00
                                       ------------------------------------------------------


Income from investment operations:

 Net investment income (loss)             (.14)   (.06)    .11     .08    .07    .09     .02

 Net realized and unrealized gains
(losses)                                   4.58  (2.75)   8.96    1.56   1.86    .04   (1.18)
                                        -----------------------------------------------------

Total from investment operations           4.44  (2.81)   9.07    1.64   1.93    .13   (1.16)
                                        -----------------------------------------------------
Less distributions from:

 Net investment income                     (.09)  (.04)   (.13)   (.06)  (.08)  (.09)    -

 Net realized gains                       (1.18)  (.38)  (1.05)   (.56)  (.30)    -      -
                                        ------------------------------------------------------

Total distributions                       (1.27)  (.42)  (1.18)   (.62)  (.38)  (.09)    -
                                        ------------------------------------------------------

Net asset value, end of year             $19.28 $16.11  $19.34  $11.45 $10.43  $8.88   $8.84
                                        ======================================================

Total return*                             28.22%(14.71%) 82.78%  16.33% 21.93%  1.41% (55.14%)***


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)        $176,545 $150,653 $108,914 $12,906 $5,795 $3,422 $1,368

Ratios to average net assets:

 Expenses                                  1.15%  1.14%    .73%    .25%   .10%    -       -

 Expenses excluding waiver and payments
 by affiliate                              1.15%  1.14%   1.16%   1.37%  1.74%   2.16%   1.62%

 Net investment income (loss)              (.67%) (.39%)   .50%    .80%   .68%   1.13%   1.68%***

Portfolio turnover rate                   66.84% 73.17%  54.78%  93.79% 110.82% 62.74%  41.01%

Average commission rate paid**             $.0358  $.0368 $.0709    -      -      -       -


                                                   CLASS C
                                             YEAR ENDED APRIL 30,
                                                  1998  19973


PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the year)

Net asset value, beginning of year            $16.07      $17.37
                                               ------------------

Income from investment operations:

 Net investment loss                            (.20)       (.07)

 Net realized and unrealized gains
 (losses)                                       4.48        (.85)
                                                -----------------

Total from investment operations                4.28        (.92)
                                                -----------------

Less distributions from:

 Net realized gains                             (1.18)      (.38)
                                                -----------------

 Net asset value, end of year                   $19.17      $16.07
                                                ==================

Total return*                                    27.22%      (5.47%)

Ratios/supplemental data

Net assets, end of year (000's)                 $25,321     $10,099

Ratios to average net assets:

 Expenses                                         1.90%       1.92%***

 Net investment loss                             (1.44%)     (1.29%)***

Portfolio turnover rate                          66.84%      73.17%

Average commission rate paid**                   $.0358      $.0368

Natural Resources Fund

                                               YEAR ENDED APRIL 30,
                                              1998     1997     19964
                                              -----------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the year)

Net asset value, beginning of year         $14.07     $13.14     10.00
                                           ---------------------------

Income from investment operations:

 Net investment income
                                              .10        .09       .08

 Net realized and unrealized gains           2.26       1.25      3.22
                                             -------------------------

Total from investment operations             2.36       1.34      3.30
                                             -------------------------

Less distributions from:

 Net investment income                       (.09)      (.09)     (.06)

 Net realized gains                          (.88)      (.32)     (.10)
                                             --------------------------

Total distributions                          (.97)      (.41)     (.16)
                                             --------------------------

Net asset value, end of year               $15.46     $14.07    $13.14
                                           ===========================

Total return*                               17.57%     10.23%    33.36%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)            $62,274    $45,386    $9,909

Ratios to average net assets:

 Expenses                                     .96%       .98%      .99%***

 Expenses excluding waiver and
 payments by affiliate                       1.31%      1.31%     1.77%***

 Net investment income                        .67%       .72%     1.16%***

Portfolio turnover rate                     72.93%     46.31%    59.04%

Average commission rate paid**              $.0305     $.0331    $.0517

UTILITIES FUND



                                                   CLASS A
                                              YEAR ENDED APRIL 30,
                                       1998     1997     1996     1995     1994    19935
                                     ---------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the year)

Net asset value, beginning of year   $14.46  $14.28    $12.23  $12.60     $11.36  $10.00
                                     ---------------------------------------------------
Income from investment operations:

 Net investment income                  .33     .42       .37     .42        .30     .22

 Net realized and unrealized gains
 (losses)                              4.69    1.35      2.39    (.07)      1.28    1.27
                                     ---------------------------------------------------

Total from investment operations       5.02    1.77      2.76     .35       1.58    1.49
                                     ---------------------------------------------------

Less distributions from:

 Net investment income                 (.37)  (.38)     (.39)    (.36)      (.30)   (.13)

 Net realized gains                   (1.75) (1.21)     (.32)    (.36)     (.04)     -
                                     ----------------------------------------------------

Total distributions                   (2.12) (1.59)     (.71)    (.72)     (.34)    (.13)
                                     ----------------------------------------------------

Net asset value, end of year         $17.36 $14.46    $14.28   $12.23    $12.60   $11.36
                                     =====================================================

Total return*                         37.02% 12.94%    23.27%   3.17%    14.04%    18.08%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)    $226,594 $174,023 $167,225 $119,250 $124,188  $14,227

Ratios to average net assets:

 Expenses                              1.03%  1.00%     1.04%   1.12%      .84%      -

 Expenses excluding waiver and
 payments by affiliate                 1.03%  1.00%     1.04%   1.12%     1.28%      1.51%***

 Net investment income                 2.02%  2.82%     2.85    3.47%     2.95%      3.89%***

Portfolio turnover rate               45.51  47.55%    50.51   16.65%    16.28%      -

Average commission rate paid**     $.0277   $.0150    $.0313     -         -         -

UTILITIES FUND


                                                         CLASS C
                                                   YEAR ENDED APRIL 30,
                                                    1998    1997     1996
                                                 --------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $14.37   $14.24   $12.23
                                                   ------------------------
Income from investment operations:

 Net investment income                                .24      .32      .37

 Net realized and unrealized gains                   4.66     1.33     2.32
                                                   -------------------------
Total from investment operations                     4.90     1.65     2.69
                                                   -------------------------
Less distributions from:


Net investment income                                (.27)    (.31)    (.36)

 Net realized gains                                 (1.75)   (1.21)    (.32)

                                                   --------------------------
Total distributions                                 (2.02)   (1.52)    (.68)

Net asset value, end of year                       $17.25   $14.37   $14.24
                                                   ===========================
Total return*                                      36.21%   12.04%   22.63%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                   $16,324   $8,467    $2,727

Ratios to average net assets:


 Expenses                                           1.78%    1.77%    1.81%

 Net investment income                              1.29%    1.98%    2.10%


Portfolio turnover rate                            45.51%   47.55%   50.51%

Average commission rate paid**                      $.0277  $.0150   $.0313


1FOR THE PERIOD SEPTEMBER 15, 1997 (EFFECTIVE DATE) TO APRIL 30, 1998.
2FOR THE PERIOD FEBRUARY 14, 1992 (EFFECTIVE DATE) TO APRIL 30, 1992.
3FOR THE PERIOD SEPTEMBER 3, 1996 (EFFECTIVE DATE) TO APRIL 30, 1997.
4FOR THE PERIOD JUNE 5, 1995 (EFFECTIVE DATE) TO APRIL 30, 1996.
5FOR THE PERIOD JULY 2, 1992 (EFFECTIVE DATE) TO APRIL 30, 1993.
*TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE, AND IS NOT ANNUALIZED EXCEPT WHERE INDICATED. PRIOR TO MAY 1, 1994, DIVIDENDS FROM NET INVESTMENT INCOME FOR THE HEALTH CARE AND UTILITIES FUNDS WERE REINVESTED AT THE OFFERING PRICE.
**RELATES TO PURCHASES AND SALES OF EQUITY SECURITIES. PRIOR TO FISCAL YEAR END 1996 DISCLOSURE OF AVERAGE COMMISSION RATE WAS NOT REQUIRED. ***ANNUALIZED.


HOW DO THE FUNDS INVEST THEIR ASSETS?

WHAT ARE THE FUNDS' GOALS?

The investment goal of the BIOTECHNOLOGY FUND is to seek capital appreciation by investing primarily in securities of biotechnology companies and discovery research firms located in the U.S. and other countries.


The investment goal of the HEALTH CARE FUND is to seek capital appreciation by investing primarily in the equity securities of health care companies located throughout the world. The Health Care Fund will seek to invest in companies that have, in the opinion of the manager, the potential for above average growth in revenues and/or earnings.


The investment goal of the NATURAL RESOURCES FUNd is to seek to provide high total return. The Natural Resources Fund's total return consists of both capital appreciation and current dividend and interest income.


The investment goal of the UTILITIES FUND is to seek to provide total return, without incurring undue risk, by investing at least 65% of its total assets in securities issued by companies that are, in the opinion of the manager, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telephone communications, cable and other pay television services, wireless telecommunications, gas or water. Total return consists of both capital appreciation and current dividend and interest income.


These goals are fundamental, which means that they may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The BIOTECHNOLOGY FUND invests at least 65% of its assets in equity securities of biotechnology companies. The Biotechnology Fund may also invest up to 35% of its assets in debt securities of any type of foreign or U.S. issuer.

When the Biotechnology Fund's assets total $150 million, no new accounts, other than retirement plan accounts, will be accepted. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions. The Biotechnology Fund reserves the right to modify this policy at any time.

The HEALTH CARE FUND invests at least 70% of its total assets in the equity securities of U.S. and foreign health care companies. The Health Care Fund may invest a substantial portion of its assets in smaller capitalization companies, which are generally companies with a market capitalization of less than $1 billion at the time of the fund's investment. The Health Care Fund may also invest up to 30% of its assets in domestic and foreign debt securities.

The NATURAL RESOURCES FUND tries to achieve its goal by investing at least 65% of its assets in the equity and debt securities of U.S. and foreign companies in the natural resources sector. The Natural Resources Fund may also invest up to 35% of its assets outside the natural resources sector, including in U.S. and foreign equity and debt securities and real estate investment trusts ("REITs").

The UTILITIES FUND tries to achieve its goal by investing at least 65% of its total assets in the equity and debt securities of U.S. and foreign companies in the utilities industries. The Utilities Fund may invest up to 35% of its assets in securities of U.S. and foreign issuers outside the utilities industries.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, convertible securities, warrants, and rights.

Each fund may invest in common stock, preferred stock, and convertible securities. The Biotechnology Fund and the Health Care Fund may also invest in warrants and rights.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes, debentures, and commercial paper.

The funds may buy both rated and unrated debt securities. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. Securities rated BBB by S&P or Baa by Moody's or better are considered to be investment grade.

The Biotechnology Fund generally buys debt securities that are rated investment grade or unrated securities that it determines to be of comparable quality. The Biotechnology Fund intends to invest less than 5% in debt securities rated below investment grade.

The Health Care Fund may buy debt securities that are rated B by Moody's or S&P or better, or unrated debt that it determines to be of comparable quality. At present, the Health Care Fund intends to invest less than 5% in debt securities considered to be below investment grade.

The Natural Resources Fund may buy debt securities that are rated B by Moody's or S&P or better, or unrated debt that it determines to be of comparable quality. The Natural Resources Fund will not invest more than 15% of its total assets in lower-rated securities (rated lower than BB by S&P or Ba by Moody's) and unrated securities of comparable quality.

The Utilities Fund may buy debt securities that are rated Caa by Moody's or CCC by S&P or better, or unrated debt that it determines to be of comparable quality. The Utilities Fund will not invest more than 5% of its total assets in non-investment grade securities.

The Natural Resources Fund and the Utilities Fund will only buy commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or unrated commercial paper that it determines to be of comparable quality.

BIOTECHNOLOGY COMPANIES. A biotechnology company has at least 50% of its earnings derived from biotechnology activities, or at least 50% of its assets devoted to such activities, based on the company's most recent fiscal year. Biotechnology activities are research, development, manufacture, and distribution of various biotechnological or biomedical products, services, and processes. This may include companies involved with genomics, genetic engineering, and gene therapy. It also includes companies involved in the application and development of biotechnology in areas such as healthcare, pharmaceuticals, and agriculture.


HEALTH CARE COMPANIES. A health care company is one that derives at least 50% of its earnings or revenues from health care activities, or has devoted at least 50% of its assets to such activities, based on the company's most recent fiscal year. Health care activities include research, development, production, or distribution of products and services in industries such as pharmaceutical, biotechnology, health care facilities, medical supplies, medical technology, managed care companies, health care related information systems, and personal health care products. The manager believes that a portfolio of global securities may provide a greater potential for investment participation in present and future opportunities that may present themselves in the health care related industries.


THE NATURAL RESOURCES SECTOR includes companies that own, produce, refine, process, and market natural resources and companies that provide related services. The sector includes the following industries: integrated oil, oil and gas exploration and production, gold and precious metals, steel and iron ore production, aluminum production, forest products, farming products, paper products, chemicals, building materials, energy services and technology, and environmental services.

THE UTILITIES INDUSTRIES include companies primarily engaged in the ownership, operation, or manufacture of facilities used to provide electricity, telephone communications, cable and other pay television services, wireless telecommunications, gas, or water.

GOVERNMENT SECURITIES. The Natural Resources Fund and the Utilities Fund may invest in Treasury bills, notes and bonds, which are direct obligations of the U.S. government, backed by the full faith and credit of the U.S. Treasury, and in securities issued or guaranteed by federal agencies. These funds may also invest in securities issued or guaranteed by foreign governments and their agencies.

DEPOSITARY RECEIPTS. Each fund may invest in American Depositary Receipts, and the Biotechnology Fund, the Health Care Fund, and the Utilities Fund may also invest in European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

CONVERTIBLE SECURITIES. Each fund may invest in convertible securities, and the Utilities Fund may invest in enhanced convertible securities. A convertible security generally is a preferred stock or debt security that pays dividends or interest and may be converted into common stock.

GENERAL. The Biotechnology Fund anticipates that under normal conditions, it will invest more of its assets in U.S. securities than in securities of any other single country, although the fund may have more than 50% of its total assets in foreign securities. The fund may buy securities of issuers in developing nations, but it has no present intention of doing so. The Biotechnology Fund will not invest in securities of foreign issuers that are issued without stock certificates or other evidences of ownership. The Biotechnology Fund may invest in securities that are traded on U.S. or foreign securities exchanges, the National Association of Securities Dealers Automated Quotation System ("NASDAQ") national market system, or in the U.S. or foreign over-the-counter markets.


The Health Care Fund invests 70% of its assets in securities of issuers in at least three different countries. The Health Care Fund will not invest more than 40% of its net assets in any one country other than the U.S. The Health Care Fund expects that from time to time a significant portion of its investments will be in securities of domestic issuers. When the manager believes that no attractive investment opportunities exist, the Health Care Fund may maintain a significant portion of its assets in cash. The Health Care Fund will not invest in securities of foreign issuers without stock certificates or comparable evidence of ownership.


The Natural Resources Fund may invest up to 10% of its assets in REITs. The Natural Resources Fund expects to invest more of its assets in U.S. securities than in securities of any other single country, but the fund may invest more than 50% of its total assets in foreign securities.

The Utilities Fund normally invests at least 65% of its total assets in issuers in at least three different countries. The Utilities Fund expects to invest more of its assets in U.S. securities than in securities of any other single country, but the fund may invest more than 65% of its total assets in foreign securities. The Utilities Fund will limit its investments in Russian securities to 5% of its total assets.

Please see the SAI for more details on the types of securities in which the funds invest.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?


TEMPORARY INVESTMENTS. Each fund may invest its cash temporarily in short-term debt instruments, including U.S. government securities, CDs, high-grade commercial paper, repurchase agreements, and other money market equivalents, and the shares of money market funds managed by the manager that invest primarily in short-term debt securities. The funds will make these temporary investments with cash they hold to maintain liquidity or pending investment. In the event of a general decline in the market prices of stocks in which a fund invests, or when the manager anticipates such a decline, the fund may invest its portfolio in a temporary defensive manner. Under such circumstances, a fund may invest up to 100% of its assets in short-term debt instruments.


REPURCHASE AGREEMENTS. Each fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, each fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, a fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

The Biotechnology Fund may also invest in tri-party repurchase agreements. In a tri-party repurchase agreement, the security is maintained at the bank or broker-dealer's custodian bank, as opposed to being transferred to and maintained at the fund's custodian.

The funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund's obligation under the agreement, including accrued interest, in a segregated account with the fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

HEDGING TRANSACTIONS. Hedging is a technique designed to reduce a potential loss to the fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign currencies or between different foreign currencies, and broad or specific market movements. The funds may use various hedging strategies, which are discussed in the SAI. Many mutual funds and other institutional investors also use these strategies. When pursuing these hedging strategies, the funds may engage in the following types of transactions:

o options on securities, securities indices, and other financial instruments (all funds except the Natural Resources Fund)

o futures contracts and options on futures contracts (all funds except the Natural Resources Fund)

o currency transactions, including currency forward contracts, currency futures contracts, options on currencies, and options on currency futures (all funds)

The Biotechnology Fund may also use these hedging transactions to produce income to the fund or to bet on the fluctuation of certain indices, currencies, or economic or market changes such as a reduction in interest rates. The Biotechnology Fund will not expose more than 5% of its assets to the risks of these instruments when it uses them for non-hedging purposes.

SECURITIES LENDING. To generate additional income, each fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed one third of the value of the Biotechnology Fund's total assets, 20% of the Health Care Fund's total assets, 33% of the value of the Natural Resources Fund's total assets, or one third of the Utilities Fund's total assets, measured at the time of the most recent loan. For each loan, the borrower must maintain collateral with a value at least equal to 100% of the current market value of the loaned securities.

BORROWING. The funds do not borrow money or mortgage or pledge any of their assets, except that each fund may enter into reverse repurchase agreements or borrow for temporary or emergency purposes up to a specified limit. This limit is 331/3% of total assets for the Biotechnology Fund, 10% of total assets for the Health Care Fund, and 33% of total assets for the Natural Resources Fund and the Utilities Fund. A fund will not make any additional investments while its borrowings exceed 5% of its total assets.

SHORT SALES. The Biotechnology Fund may engage in two types of short sale transactions, "naked short sales" and "short sales against the box." In a naked short sale transaction, the fund sells a security that it does not own to a purchaser at a specified price. In order to complete the short sale transaction, the fund must (1) borrow the security to deliver the security to the purchaser, and (2) buy the same security in the market in order to return it to the borrower. In buying the security to replace the borrowed security, the fund expects to buy the security in the market for less than the amount it earned on the short sale, thereby yielding a profit. No securities will be sold short if, after the sale, the total market value of all the Biotechnology Fund's open naked short positions would exceed 50% of its assets.

The Biotechnology Fund may also sell securities "short against the box" without limit. In a short sale against the box, the fund actually holds in its portfolio the securities which it has sold short. In replacing the borrowed securities in the transaction, the fund may either buy securities in the open market or use those in its portfolio. See "Short-Selling" in the SAI for more discussion of these practices.

PRIVATE INVESTMENTS. Consistent with their respective investment goals and policies, the Health Care Fund and the Biotechnology Fund may from time to time make private investments in companies whose securities are not publicly traded. These investments typically will take the form of letter stock or convertible preferred stock. Because these securities are not publicly traded, there is no secondary market for the securities. The Health Care Fund and the Biotechnology Fund will treat these securities as illiquid.

ILLIQUID INVESTMENTS. Each fund's policy is not to invest more than 15% of its net assets (10% in the case of the Health Care Fund) in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

OTHER POLICIES AND RESTRICTIONS. Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the funds' investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund makes an investment. In most cases, a fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

TAX CONSIDERATIONS. Each fund's investments in options, futures, foreign securities and other complex securities are subject to special tax rules that may affect the amount, timing or character of the income earned by the fund and distributed to you. Each fund may also be subject to withholding taxes on earnings from certain of its foreign securities. These special tax rules are discussed in the "Additional Information on Distributions and Taxes" section of the SAI.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

There is no assurance that the funds will meet their investment goals.


The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that a fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.


BIOTECHNOLOGY INDUSTRY RISK. The biotechnology industry is subject to extensive government regulation. The industry will be affected by government regulatory requirements, regulatory approval for new drugs and medical products, patent considerations, product liability, and similar matters. For example, in the past several years, the U.S. Congress has considered legislation concerning healthcare reform and changes to the U.S. Food and Drug Administration's ("FDA") approval process. If such legislation is passed it may affect the biotechnology industry. As these factors impact the biotechnology industry, the value of your shares may fluctuate significantly over relatively short periods of time.

Because the biotechnology industry is relatively new, investors may be quick to react to developments that affect the industry. In the past, biotechnology securities have exhibited considerable volatility in reaction to research and other developments. In comparison to more developed industries, there may be a thin trading market in biotechnology securities, and adverse developments in the biotechnology industry may be more likely to result in decreases in the value of biotechnology stocks.

Biotechnology companies are often small, start-up ventures whose products are only in the research stage. Only a limited number of biotechnology companies have reached the point of approval of products by the FDA and subsequent commercial production and distribution of such products. Therefore, the success of investments in the biotechnology industry is often based upon speculation and expectations about future products, research progress, and new product filings with regulatory authorities. Such investments are speculative and may drop sharply in value in response to regulatory or research setbacks.

HEALTH CARE INDUSTRY RISK. The activities of health care companies may be funded or subsidized by federal and state governments. If government subsidies are discontinued, the profitability of these companies could be adversely affected. Stocks held by the Health Care Fund will be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. Health care companies are also subject to legislative risk, which is the risk of a reform of the health care system through legislation. Health care companies may face lawsuits related to product liability issues. Also, many products and services provided by health care companies are subject to rapid obsolescence. The value of an investment in the Health Care Fund may fluctuate significantly over relatively short periods of time.

NATURAL RESOURCES SECTOR RISK. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Some of the commodities in these industries are subject to limited pricing flexibility because of similar supply and demand factors. Others are subject to more broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These factors can affect the profitability of companies in the natural resources sector and, as a result, the value of their securities.

UTILITIES INDUSTRY RISK. Utility companies are generally subject to substantial regulations. While regulations may cause certain companies to develop more profitable opportunities, others may be forced to defend their core businesses and may be less profitable.

Electric utilities have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings, costs associated with compliance with environmental, nuclear facility, and other safety regulations, and changes in the regulatory climate. Increased scrutiny of electric utilities may result in higher costs and higher capital expenditures, with the risk that regulators may not allow these costs to be included in rate authorizations.

Increasing competition due to past regulatory changes in the telephone communications industry continues and, whereas certain companies have benefited, many companies may be adversely affected in the future.

The cable television industry is regulated in most countries and, although such companies typically have a local monopoly, emerging technologies and pro-competitive legislation are combining to threaten these monopolies and could change the future outlook.

The wireless telecommunications industry is in its early developmental stages, and is predominantly characterized by emerging, rapidly growing companies. Gas transmission and distribution companies continue to undergo significant changes as well. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. The water supply industry is highly fragmented due to local ownership. Generally, these companies are more mature and expect little or no per capita volume growth.

There is no assurance that favorable developments will occur in the utility industries generally or that investment opportunities will continue to undergo significant changes or growth. Please see "What Are the Risks of Investing in the Funds?" in the SAI for more information.

FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the funds may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business, and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions, and risk of loss arising out of the system of share registration and custody. For more information on the risks associated with emerging markets securities, please see the SAI.

On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market, or other developments in Hong Kong, China, or other countries that could affect the value of the funds' investments.

SMALLER COMPANIES RISK. Historically, smaller companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

NON-DIVERSIFICATION AND INDUSTRY RISK. The funds are non-diversified, which means that there is no limit on the amount of each fund's assets that it can invest in any one issuer. In addition, each fund concentrates its investments in a particular industry. Economic, business, political, or other changes can affect securities of a similar type or industry. The funds may be more sensitive to these changes than a diversified fund.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value.

Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. The risk of default or price changes due to changes in the issuer's credit quality is greater. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers are also more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of economic difficulty. Lower-rated securities may also be less liquid than higher-rated securities.

Please see the SAI for more details on the risks associated with lower-rated securities.

REITS RISK. REITs are subject to risks related to the skill of their management, changes in value of the properties the REITs own, the quality of any credit extended by the REITs, and general economic and other factors.

HEDGING TRANSACTIONS RISK. Hedging transactions, whether entered into as a hedge or for gain, have risks associated with them. The three most significant risks associated with hedging transactions are (i) possible default by the other party to the transaction, (ii) illiquidity, and (iii) to the extent Adviser's view as to certain market movements is incorrect, the risk that the use of hedging transactions could result in losses greater than if they had not been used. Use of put and call options may (i) result in losses to a fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation a fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause a fund to hold a security it might otherwise sell.

The use of currency transactions can result in a fund incurring losses as a result of a number of factors including the imposition of controls by a foreign or the U.S. government on the exchange of foreign currencies, the inability of foreign securities transactions to be completed with the security being delivered to the fund, or the inability to deliver or receive a specified currency.

SHORT SALES. Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when the Biotechnology Fund replaces the borrowed security by buying the security in the securities markets, the fund may pay more for the security than it has received from the purchaser in the short sale. The fund may, however, profit from a change in the value of the security sold short, if the price decreases.

144A SECURITIES. Subject to its liquidity limitation, each fund may invest in certain unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 ("144A securities"). Due to changing market or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale. In addition, a fund's purchase of 144A securities may increase the level of the security's illiquidity, as some institutional buyers may become disinterested in purchasing such securities after the fund has purchased them.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent a fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. To the extent a fund invests in common stocks, a general market decline in any country where the fund is invested may cause the value of what the fund owns, and thus the fund's share price, to decline. Changes in currency valuations may also affect the price of fund shares. The value of stock markets, currency valuations and interest rates throughout the world have increased and decreased in the past. These changes are unpredictable.


EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which a fund may hold in its portfolio, and their impact on the value of fund shares. To the extent a fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the funds' manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the funds are invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the funds' portfolio holdings will have a similar impact on the price of the funds' shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.


WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of the funds and elects their officers. The officers are responsible for the funds' day-to-day operations. The Board also monitors the Health Care Fund, the Natural Resources Fund, and the Utilities Fund to ensure no material conflicts exist among a fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Franklin Advisers, Inc. manages each fund's assets and makes its investment decisions. The manager also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the manager and its affiliates manage over $208 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.


MANAGEMENT TEAMS. The teams responsible for the day-to-day management of the funds' portfolios are:

BIOTECHNOLOGY FUND: Kurt von Emster, Evan McCulloch and Rupert H. Johnson, Jr. since the fund's inception.

HEALTH CARE FUND: Kurt von Emster and Rupert H. Johnson, Jr. since the fund's inception and Evan McCulloch since 1994.


Kurt von Emster
Vice President of Franklin Advisers, Inc.


Mr. von Emster is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. He has been with the Franklin Templeton Group since 1989.


Evan McCulloch
Vice President of Franklin Advisers, Inc.


Mr. McCulloch is a Chartered Financial Analyst and holds a Bachelor of Science degree in Economics from the University of California at Berkeley. He has been with the Franklin Templeton Group since 1992. He is a member of several securities industry-related associations.


Rupert H. Johnson, Jr.
President of Franklin Advisers, Inc.


Mr. Johnson is a graduate of Washington and Lee University. He has been with the Franklin Templeton Group since 1965 and prior thereto was an officer in the U.S. Marine Corps. Mr. Johnson is a member of several securities industry-related associations.

Utilities Fund: Sally Edwards Haff since the fund's inception and Ian Link since 1995.


Sally Edwards Haff
Senior Vice President of Franklin Advisers, Inc.


Ms. Haff is a Chartered Financial Analyst and holds a Bachelor of Arts degree in Economics from the University of California at Santa Barbara. She has been with the Franklin Templeton Group since 1986. Ms. Haff is a member of several securities industry-related associations.


Ian Link
Vice President of Franklin Advisers, Inc.


Mr. Link is a Chartered Financial Analyst and holds a Master of Business Administration degree from the Haas School at the University of California, Berkeley and a Bachelor of Arts degree in Economics from the University of California at Davis. He has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.


Natural Resources Fund: Suzanne Willoughby Killea since the fund's inception and Edward D. Perks since 1996.

Suzanne Willoughby Killea
Vice President of Franklin Advisers, Inc.

Ms. Killea is a Chartered Financial Analyst and holds a Master of Business Administration degree from Stanford University and a Bachelor of Arts degree from Princeton University. She has been with the Franklin Templeton Group since 1991. She is a member of several securities industry-related associations.

Edward D. Perks
Vice President of Franklin Advisers, Inc.


Mr. Perks is a Certified Financial Analyst and holds a Bachelor of Arts degree in Economics and Political Science from Yale University. Mr. Perks joined the Franklin Templeton Group in October 1992.


MANAGEMENT FEES. During the fiscal year ended April 30, 1998, management fees paid to the manager and total operating expenses, as a percentage of average daily net assets, were as follows:


                                                              TOTAL
                                                MANAGEMENT  OPERATING
                                                   FEES     EXPENSES
------------------------------------------------------------------------------


CLASS A
Biotechnology Fund1,2                              0.52%    1.50%
Health Care Fund                                   0.56%    1.15%
Natural Resources Fund3                            0.27%    0.96%
Utilities Fund                                     0.56%    1.03%

CLASS C
Health Care Fund                                   0.56%    1.90%
Utilities Fund                                     0.56%    1.78%

1. Annualized.
2. Management fees, before any advance waiver, totaled 0.63% and total operating expenses were 1.61%. Under an agreement by the manager to limit its fees, the Biotechnology Fund paid the management fees and total operating expenses shown. The manager may end this arrangement at any time upon notice to the Board.
3. Management fees, before any advance waiver, totaled 0.62% and total operating expenses were 1.31%. Under an agreement by the manager to limit its fees, the Natural Resources Fund paid the management fees and total operating expenses shown. The manager may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. The manager tries to obtain the best execution on all transactions. If the manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with the manager (or, in the case of the Biotechnology Fund, under an agreement with the fund), FT Services provides certain administrative services and facilities for the funds. During the fiscal year ended April 30, 1998, administration fees paid to FT Services, as a percentage of average daily net assets, were as follows:


                           ADMINISTRATION
                              FEES
-----------------------------------------
Biotechnology Fund            0.15%*
Health Care Fund              0.15%
Natural Resources Fund        0.15%
Utilities Fund                0.15%

*For the period September 15, 1997 through April 30, 1998. Annualized.


For the Health Care Fund, the Natural Resources Fund, and the Utilities Fund, these fees are paid by the manager and are not a separate expense of the fund. For the Biotechnology Fund, these fees are included in the amount of total expenses shown above. Please see "Investment Management and Other Services" in the SAI for more information.

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. A fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The funds' manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and their manager may have no control.


THE RULE 12B-1 PLANS


Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the funds, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Biotechnology Fund and the Natural Resources Fund under the Class A plans may not exceed 0.35% per year of Class A's the average daily net assets. Of this amount, each fund may reimburse up to 0.35% to Distributors or others, out of which 0.10% will generally be retained by Distributors for distribution expenses. The Biotechnology Fund will not reimburse Distributors the additional 0.10% during periods when the fund is closed to new investors. Payments by the Health Care Fund and the Utilities Fund under the Class A plans may not exceed 0.25% per year of Class A's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class B plans, the Health Care Fund and the Utilities Fund pay Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The Health Care Fund and the Utilities Fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plans. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

The expenses relating to the Class B plans are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plans may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

Under the Class C plans, the Health Care Fund and the Utilities Fund may pay Distributors up to 0.75% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The Health Care Fund and the Utilities Fund may also pay a servicing fee of up to 0.25% per year of Class C's average daily net assets under the Class C plans. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Funds' Underwriter" in the SAI.



HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS


TAXATION OF THE FUNDS' INVESTMENTS.

Each fund invests your money in the         -------------------------------------------
stocks, bonds and other securities that
are described in the section "How Do the    HOW DO THE FUNDS EARN INCOME AND GAINS?
Funds Invest Their Assets?" Special tax
rules may apply in determining the income   Each fund earns dividends and interest
and gains that each fund earns on its       (the fund's "income") on its investments.
investments. These rules may, in turn,      When a fund sells a security for a price
affect the amount of distributions that a   that is higher than it paid, it has a
fund pays to you. These special tax rules   gain. When a fund sells a security for a
are discussed in the SAI.                   price that is lower than it paid, it has
                                            a loss. If a fund has held the security
TAXATION OF THE FUNDS. As a regulated       for more than one year, the gain or loss
investment company, each fund generally     will be a long-term capital gain or loss.
pays no federal income tax on the income    If a fund has held the security for one
and gains that it distributes to you.       year or less, the gain or loss will be a
                                            short-term capital gain or loss. A fund's
FOREIGN TAXES. Foreign governments may      gains and losses are netted together,
impose taxes on the income and gains from   and, if the fund has a net gain (the
a fund's investments in foreign stocks and  fund's "gains"), that gain will generally
bonds. These taxes will reduce the amount   be distributed to you.
of the fund's distributions to you.
                                            -------------------------------------------

TAXATION OF SHAREHOLDERS.
                                            -------------------------------------------
DISTRIBUTIONS. Distributions from a fund,   WHAT IS A DISTRIBUTION?
whether you receive them in cash or in
additional shares, are generally subject    As a shareholder, you will receive your
to income tax. The fund will send you a     share of a fund's income and gains on its
statement in January of the current year    investments in stocks, bonds and other
that reflects the amount of ordinary        securities. A fund's income and short-
dividends, capital gain distributions and   term capital gains are paid to you as
non-taxable distributions you received      ordinary dividends. A fund's long-term
from the fund in the prior year. This       capital gains are paid to you as capital
statement will include distributions        gain distributions. If a fund pays you an
declared in December and paid to you in     amount in excess of its income and gains,
January of the current year, but which are  this excess will generally be treated as
taxable as if paid on December 31 of the    a non-taxable distribution. These
prior year. The IRS requires you to report  amounts, taken together, are what we call
these amounts on your income tax return     a fund's distributions to you.
for the prior year.
                                            -------------------------------------------
DISTRIBUTIONS TO RETIREMENT PLANS.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and
Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from a fund.


REDEMPTIONS AND EXCHANGES. If you redeem    -------------------------------------------
your shares or if you exchange your shares  WHAT IS A REDEMPTION?
in a fund for shares in another Franklin
Templeton Fund, you will generally have a   A redemption is a sale by you to a fund
gain or loss that the IRS requires you to   of some or all of your shares in the
report on your income tax return. If you    fund. The price per share you receive
exchange fund shares held for 90 days or    when you redeem fund shares may be more
less and pay no sales charge, or a reduced  or less than the price at which you sales charge, for the new shares, all or a  purchased those shares. An exchange of
portion of the sales charge you paid on     shares in a fund for shares of another
the purchase of the shares you exchanged    Franklin Templeton Fund is treated as a
is not included in their cost for purposes  redemption of fund shares and then a of computing gain or loss on the exchange.  purchase of shares of the other fund.
If you hold your shares for six months or   When you redeem or exchange your shares,
less, any loss you have will be treated as  you will generally have a gain or loss,
a long-term capital loss to the extent of   depending upon whether the amount you
any capital gain distributions received by  receive for your shares is more or less
you from the fund. All or a portion of      than your cost or other basis in the
any loss on the redemption or               shares.
exchange of your shares will be disallowed  --------------------------------------------
by the IRS if you purchase other shares in  the fund within 30 days before or after your redemption or exchange.

U.S. GOVERNMENT INTEREST. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions. Each fund in which you are a shareholder will provide you with information at the end of each calendar year on the amount of such dividends that may qualify for exemption from reporting on your individual income tax returns.


NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares.
Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in a fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from a fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in a fund.

                                            -------------------------------------------
BACKUP WITHHOLDING. When you open an        WHAT IS A BACKUP WITHHOLDING?
account, IRS regulations require that you
provide your taxpayer identification        Backup withholding occurs when a fund is
number ("TIN"), certify that it is          required to withhold and pay over to the
correct, and certify that you are not       IRS 31% of your distributions and
subject to backup withholding under IRS     redemption proceeds. You can avoid backup
rules. If you fail to provide a correct     withholding by providing the fund with
TIN or the proper tax certifications, the   your TIN, and by completing the tax
fund is required to withhold 31% of all     certifications on your shareholder
the distributions (including ordinary       application that you were asked to sign
dividends and capital gain distributions),  when you opened your account. However, if
and redemption proceeds paid to you. The    the IRS instructs a fund to begin backup
fund is also required to begin backup       withholding, it is required to do so even
withholding on your account if the IRS      if you provided the fund with your TIN
instructs the fund to do so. The funds      and these tax certifications, and backup
reserve the right not to open your          withholding will remain in place until
account, or, alternatively, to redeem your  the fund is instructed by the IRS that it
shares at the current Net Asset Value,      is no longer required.
less any taxes withheld, if you fail to
provide a correct TIN, fail to provide the  -------------------------------------------
proper tax certifications, or the IRS
instructs the funds to begin backup
withholding on your account.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD
CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX
CONSEQUENCES OF AN INVESTMENT IN A FUND. A MORE COMPLETE DISCUSSION OF THESE RULES
AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES" IN THE SAI.

HOW IS THE TRUST ORGANIZED?
1

Each fund is a series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. The Natural Resources Fund offers two classes of shares: Franklin Natural Resources Fund - Class A and Franklin Natural Resources Fund - Advisor Class. The Health Care Fund and the Utilities Fund offer three classes of shares:
Franklin Global Health Care Fund - Class A, Franklin Global Health Care Fund - Class B, Franklin Global Health Care Fund - Class C, Franklin Global Utilities Fund - Class A, Franklin Global Utilities Fund - Class B, and Franklin Global Utilities Fund - Class C. Shares of the Biotechnology Fund are considered Class A shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

PLEASE KEEP IN MIND THAT THE BIOTECHNOLOGY FUND, THE HEALTH CARE FUND AND THE UTILITIES FUND DO NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1.  Read this prospectus carefully.

2. Determine how much you would like to invest. The funds' minimum investments are:

    o    To open a regular, non-retirement account      $1,000

    o    To open an IRA, IRA Rollover, Roth IRA,
         or Education IRA                               $  250*

    o    To open a custodial account for a minor
        (an UGMA/UTMA account)                          $  100

    o    To open an account with an automatic
         investment plan                                $   50**

    o    To add to an account                           $   50***

    *For all other retirement accounts, there is no minimum investment requirement.
    **$25 for an Education IRA.
    ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

    We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.


3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.


4.  Make your investment using the table below.

METHOD               STEPS TO FOLLOW
------------------------------------------------------------------------------
BY MAIL              For an initial investment:
                        Return the application to the fund with your check made payable to the fund.

                     For additional investments:
                        Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE            1.   Call Shareholder Services or, if that number is busy,
                        call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.


                   2. For an initial investment you must also return your signed account application to the fund.


                        IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------

CHOOSING A SHARE CLASS (HEALTH CARE FUND AND UTILITIES FUND ONLY)


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

Class A*                    Class B*                   Class C*

--------------------------------------------------------------------------------
o  Front-end sales          o  No front-end sales      o  Front-end sales
   charge of 5.75% or less     charge                     charge of 1%

o  Contingent Deferred      o  Contingent Deferred     o  Contingent Deferred
   Sales Charge of 1% on       Sales Charge of 4% or      Sales Charge of 1% on
   purchases of $1             less on shares you         shares you sell
   million or more sold        sell within six years      within 18 months
   within one year

o  Lower annual expenses    o  Higher annual           o  Higher annual
   than Class B or C due       expenses than Class A      expenses than Class A
   to lower Rule 12b-1         (same as Class C) due      (same as Class B) due
   fees                        to higher Rule 12b-1       to higher Rule 12b-1
                               fees. Automatic            fees. No conversion
                               conversion to Class A      to Class A shares, so
                               shares after eight         annual expenses do
                               years, reducing future     not decrease.
                               annual expenses.

o  No maximum purchase      o  Maximum purchase         o  Maximum purchase
   amount                      amount of $249,999. We      amount of $999,999.
                               invest any investment       We invest any
                               of $250,000 or more in      investment of $1
                               Class A shares, since       million or more in
                               a reduced front-end         Class A shares, since
                               sales charge is             there is no front-end
                               available and Class         sales charge and
                               A's annual expenses         Class A's annual
                               are lower.                  expenses are lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Health Care Fund and the Utilities Fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.


PURCHASE PRICE OF FUND SHARES


For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.


                                      TOTAL SALES CHARGE      AMOUNT PAID
                                      AS A PERCENTAGE OF     TO DEALER AS A
AMOUNT OF PURCHASE                   OFFERING    NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                     PRICE       INVESTED   OFFERING PRICE
-----------------------------------------------------------------------------
CLASS A

Under $50,000                         5.75%       6.10%          5.00%

$50,000 but less than $100,000        4.50%       4.71%          3.75%

$100,000 but less than $250,000       3.50%       3.63%          2.80%

$250,000 but less than $500,000       2.50%       2.56%          2.00%

$500,000 but less than $1,000,000     2.00%       2.04%          1.60%

$1,000,000 or more*                   None        None           None


CLASS B* (HEALTH CARE FUND AND
 UTILITIES FUND ONLY)                 None        None           None

CLASS C (HEALTH CARE FUND AND
 UTILITIES FUND ONLY)
Under $1,000,000*                     1.00%       1.01%          1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


SALES CHARGE REDUCTIONS AND WAIVERS


- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you do not include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.


o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - Class A Only. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o   Was formed at least six months ago,

o   Has a purpose other than buying fund shares at a discount,

o   Has more than 10 members,

o   Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class A shares of a fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

Sales Charge Waivers. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the funds without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the funds without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of a fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the funds.

 2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

      If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

      Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

      This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.


 3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

 4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

 5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

      If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

 6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.


      If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.


      If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

 7. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:


 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in a fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9.   Accounts managed by the Franklin Templeton Group

10. Certain unit investment trusts and their holders reinvesting distributions from the trusts

11.   Group annuity separate accounts offered to retirement plans

12. Chilean retirement plans that meet the requirements described under "Retirement Plans" below


RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class A Only" above to be able to buy Class A shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the funds, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.


For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Franklin Templeton Trust Company, an affiliate of Distributors and a wholly owned subsidiary of Resources, can provide the plan documents for you and serve as custodian or trustee.

Franklin Templeton Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the funds or their shareholders.

 1. Class A purchases of $1 million or more - up to 1% of the amount invested.

 2.  Class B purchases - up to 4% of the amount invested.

 3.  Class C purchases - up to 1% of the purchase price.

 4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

 5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

 6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.


FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.


The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of a fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds (including the Biotechnology Fund and the Natural Resources Fund) do not offer Class B or C shares.


METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions

                        2. Include any outstanding share certificates for the
                            shares you want to exchange

------------------------------------------------------------------------------
BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        - If you do not want the ability to exchange by phone
                           to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.


For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.


For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Franklin Templeton Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5. Some of our funds do not allow investments by Market Timers. Currently, the Biotechnology Fund, the Health Care Fund and the Utilities Fund do not allow investments by Market Timers.


Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the funds, such as "Class Z" shares. Because the Biotechnology Fund, the Health Care Fund and the Utilities Fund do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class A shares of these funds at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class A shares of the funds at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions. If you would
                            like your redemption proceeds wired to a bank account, your instructions should include:

                            o The name, address and telephone number of the bank where you want the proceeds sent

                            o  Your bank account number

                            o  The Federal Reserve ABA routing number

                            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the
                           shares you are selling

                        3. Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need
                           to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:


                        o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                        o If there are no share certificates issued for the shares you want to sell or you have already returned them to the fund

                        o Unless the address on your account was changed by phone within the last 15 days

                        -  If you do not want the ability to redeem by phone
                           to apply to your account, please let us know.
------------------------------------------------------------------------------
THROUGH
YOUR DEALER             Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.


The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


FRANKLIN TEMPLETON TRUST COMPANY RETIREMENT PLAN ACCOUNTS

Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE


For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.
                                    THIS % IS DEDUCTED
IF YOU SELL YOUR CLASS B            FROM YOUR PROCEEDS AS A
SHARES WITHIN THIS MANY             CONTINGENT DEFERRED
YEARS AFTER BUYING THEM             SALES CHARGE

1 Year                              4
2 Years                             4
3 Years                             3
4 Years                             3
5 Years                             2
6 Years                             1
7 Years                             0

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o  Account fees


o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?


Each fund (except the Biotechnology Fund) intends to pay a dividend at least semiannually representing its net investment income. Capital gains, if any, may be distributed annually. The Biotechnology Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. The amount of these distributions will vary and there is no guarantee the funds will pay dividends. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in their shares.

To receive a distribution, you must be a shareholder on the record date. The record dates for each fund's distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the funds' distributions, please call 1-800/DIAL BEN.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.


DISTRIBUTION OPTIONS


You may receive your distributions from a fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from a fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from a fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Franklin Templeton Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED

The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The funds' assets are valued as described under "How Are Fund Shares Valued?" in the SAI.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o   Your name,

o   The fund's name,

o   The class of shares,

o   A description of the request,

o   For exchanges, the name of the fund you are exchanging into,

o   Your account number,

o   The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, the funds accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1) You wish to sell over $100,000 worth of shares,


2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT         DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION             Corporate Resolution

------------------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that
                            identify the general partners, or

                        2. A certification for a partnership agreement

------------------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify
                            the trustees, or

                        2. A certification for trust

------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE


If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the funds. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the funds. Under the plan, you can have money transferred automatically from your checking or savings account to a fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the funds' shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.

AUTOMATIC PAYROLL DEDUCTION - CLASS A ONLY

You may have money transferred from your paycheck to the Natural Resources Fund, the Health Care Fund or the Utilities Fund to buy additional Class A shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton
   Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and


o request duplicate statements and deposit slips for Franklin Templeton accounts.


You will need the code number for each class to use TeleFACTS. The code numbers are as follows:

                                  CODE NUMBER
------------------------------------------------------------------------------

Biotechnology Fund                  402
Health Care Fund - Class A          199
Health Care Fund - Class B          399
Health Care Fund - Class C          299
Natural Resources
 Fund - Class A                     403
Utilities Fund - Class A            197
Utilities Fund - Class B            397
Utilities Fund - Class C            297


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the funds' financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the funds may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the funds may not be able to offer these services directly to you. Please contact your investment representative.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors and the manager are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)

Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.

Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.

Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)

Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.

Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.

TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Health Care Fund and the Utilities Fund offer three classes of shares, designated "Class A," "Class B" and "Class C." The Natural Resources Fund offers two classes of shares, designated "Class A" and "Advisor Class." The classes of each fund have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Because the Biotechnology Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the fund are considered Class A shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.


DEPOSITARY RECEIPTS - Certificates that give their holders the right to receive securities (a) of a foreign issuer deposited in a U.S. bank or trust company (American Depositary Receipts, "ADRs"); or (b) of a foreign or U.S. issuer deposited in a foreign bank or trust company (Global Depositary Receipts, "GDRs" or European Depositary Receipts, "EDRs")


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined a fund is a legally permissible investment and that can only buy shares of a fund without paying sales charges.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent


IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.


SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



PROSPECTUS


FRANKLIN
STRATEGIC
INCOME FUND


INVESTMENT STRATEGY
INCOME

SEPTEMBER 1, 1998  AS AMENDED JANUARY 1, 1999

Franklin Strategic Series
Class A, B & C


Please read this prospectus before investing, and keep it for future reference. It contains important information, including how the fund invests and the services available to shareholders.

To learn more about the fund and its policies, you may request a copy of the fund's Statement of Additional Information ("SAI"), dated September 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN NON-INVESTMENT GRADE BONDS OF BOTH U.S. AND FOREIGN ISSUERS. THESE ARE COMMONLY KNOWN AS "JUNK BONDS." THEIR DEFAULT AND OTHER RISKS ARE GREATER THAN THOSE OF HIGHER RATED SECURITIES. YOU SHOULD CAREFULLY CONSIDER THESE RISKS BEFORE INVESTING IN THE FUND. PLEASE SEE "WHAT ARE THE RISKS OF INVESTING IN THE FUND?"


FRANKLIN STRATEGIC INCOME FUND


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


TABLE OF CONTENTS


ABOUT THE FUND
Expense Summary ..................................................    2
Financial Highlights .............................................    4
How Does the Fund Invest Its Assets? .............................    5
What Are the Risks of Investing in the Fund? .....................   10
Who Manages the Fund? ............................................   14
How Taxation Affects the Fund and Its Shareholders ...............   18
How Is the Trust Organized? ......................................   20

ABOUT YOUR ACCOUNT
How Do I Buy Shares? .............................................   21
May I Exchange Shares for Shares of Another Fund?.................   30
How Do I Sell Shares? ............................................   33
What Distributions Might I Receive From the Fund? ................   36
Transaction Procedures and Special Requirements ..................   37
Services to Help You Manage Your Account .........................   41
What If I Have Questions About My Account? .......................   44

GLOSSARY
Useful Terms and Definitions .....................................   44

APPENDIX

Description of Ratings ...........................................   47

FRANKLIN
STRATEGIC
INCOME FUND

September 1, 1998
as amended January 1, 1999

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN(R)


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the fund. It is based on the fund's historical expenses for the fiscal year ended April 30, 1998. The fund's actual expenses may vary.

                                         Class A1    Class B2    Class C1
------------------------------------------------------------------------------
A     SHAREHOLDER TRANSACTION EXPENSES3

      Maximum Sales Charge
      (as a percentage of Offering
        Price)                            4.25%        4.00%       1.99%

         Paid at time of purchase4        4.25%        None        1.00%

         Paid at redemption5              None         4.00%       0.99%

      Exchange Fee
      (per transaction)6                  None         None        None

B.    ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET
      ASSETS)

      Management Fees7                    0.61%        0.61%       0.61%

      Rule 12b-1 Fees8                    0.25%        0.65%       0.65%

      Other Expenses                      0.18%        0.18%       0.18%
                                          ------------------------------

      Total Fund Operating
       Expenses7                          1.04%        1.44%       1.44%
                                          ==============================


C.    EXAMPLE


      Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the fund.

                                 1 Year      3 Years     5 Years    10 Years
------------------------------------------------------------------------------
CLASS A                          $5279       $742        $975       $1,642

CLASS B
   Assuming you sold
    your shares at the
    end of the period            $547        $756        $987       $1,61810

 Assuming you stayed in
 the fund                        $147        $456        $787       $1,61810

CLASS C                          $34311      $551        $879       $1,807


THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class C shares on May 1, 1998. Annual fund operating expenses for Class C are based on the expenses for Class A for the fiscal year ended April 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan.
2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A for the fiscal year ended April 30, 1998. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
3. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
4. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
5. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
6. There is a $5 fee for exchanges by Market Timers.
7. For the period shown, the manager had agreed in advance to waive its management fees and to assume as its own expense certain expenses otherwise payable by the fund. With this reduction, the fund paid no management fees and total fund operating expenses were 0.24% for Class A and would have been 0.64% for Class B and C. Class A total fund operating expenses are different than the ratio of expenses to average net assets shown under "Financial Highlights" due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.
8. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
9. Assumes a Contingent Deferred Sales Charge will not apply.
10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
11. For the same Class C investment, you would pay projected expenses of $245 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.


FINANCIAL HIGHLIGHTS


This table summarizes the fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the fund's independent auditor. The audit report covering the periods shown below appears in the Trust's Annual Report to Shareholders for the fiscal year ended April 30, 1998. The Annual Report to Shareholders also includes more information about the fund's performance. For a free copy, please call Fund Information.


                                                    YEAR ENDED APRIL 30,
                                           1998     1997     1996    19951
-----------------------------------------------------------------------------
CLASS I SHARES:

PER SHARE OPERATING PERFORMANCE

(for a share outstanding throughout the year)

Net asset value, beginning of year        $10.86    $10.77    $10.18   $10.00
                                          ------------------------------------
Income from investment operations:

 Net investment income                       .87       .93       .85      .70

 Net realized and unrealized gains           .50       .39       .67      .15
                                          -------------------------------------
Total from investment operations            1.37      1.32      1.52      .85
                                          -------------------------------------
Less distributions from:

 Net investment income                      (.90)     (.96)     (.82)    (.67)

 Net realized gains                         (.09)     (.27)     (.11)      -
                                          -------------------------------------
Total distributions                         (.99)    (1.23)     (.93)    (.67)
                                          -------------------------------------
Net asset value, end of year              $11.24    $10.86    $10.77   $10.18
                                          =====================================
Total return*                             13.10%    12.64%    15.59%    8.94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)          $166,633  $34,864    $13,022  $6,736

Ratios to average net assets:

 Expenses                                   .25%     .23%       .25%     .25%**

 Expenses excluding waiver and payments
 by affiliate                              1.05%    1.05%      1.08%    1.38%**

 Net investment income                     7.65%    8.60%      8.53%    7.93%**

Portfolio turnover rate                   47.47%  114.26%     73.95%   68.43%

*TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE, AND IS NOT ANNUALIZED.
**ANNUALIZED
1FOR THE PERIOD MAY 24, 1994 (EFFECTIVE DATE) TO APRIL 30, 1995.

HOW DOES THE FUND INVEST ITS ASSETS?

WHAT IS THE FUND'S GOAL?

The primary investment goal of the fund is to obtain a high level of current income, with capital appreciation over the long term as a secondary goal. These goals are fundamental, which means that they may not be changed without shareholder approval.

WHAT IS THE FUND'S INVESTMENT STRATEGY?

The fund uses an active asset allocation strategy to try to achieve its goals of income and capital appreciation. This means the fund allocates its assets among securities in various market sectors based on Advisers' assessment of changing economic, market, industry, and issuer conditions. Advisers uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. Advisers will evaluate country risk, business cycles, yield curves, and values between and within markets.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund normally invests at least 65% of its assets in U.S. and foreign debt securities, government securities, mortgage securities, asset-backed securities, convertible securities, and preferred stock. The fund may invest up to 35% of its assets in common stocks.

In selecting these securities for the fund's portfolio, Advisers gives particular consideration to current income, but may also consider the potential for capital appreciation.

EQUITY SECURITIES generally entitle the holder to participate in a company's general operating results. These include common stock, preferred stock, and convertible securities.

DEBT SECURITIES represent an obligation of the issuer to repay a loan of money to it, and generally, provide for the payment of interest. These include bonds, notes, and commercial paper.

The fund may buy both rated and unrated securities. Independent rating organizations rate debt and other fixed-income securities based upon their assessment of the financial soundness of the issuer. Generally, a lower rating indicates higher risk. Non-investment grade securities are those rated lower than BBB by S&P or Baa by Moody's. The fund may invest in securities rated in any category, including without limit in lower rated debt securities such as high yield corporate securities. The fund generally invests in securities that are rated at least Caa by Moody's or CCC by S&P, or unrated securities that it determines to be of comparable quality. Please see the appendix and the SAI for a description of these ratings.

MORTGAGE SECURITIES

GENERAL. Mortgage securities represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings or other real estate. These mortgage loans may have either fixed or adjustable interest rates. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The fund may invest in mortgage-backed securities that are issued by U.S. government agencies and private institutions. The payment of interest and principal on securities issued by U.S. government agencies generally is guaranteed either by the full faith and credit of the U.S. government or by the credit of the agency. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the securities or to the Net Asset Value or performance of the fund, which will vary with changes in interest rates and other market conditions. The U.S. government and its agencies do not guarantee mortgage-backed securities issued by private institutions.

Most mortgage securities are pass-through securities, which means that they provide investors with monthly payments of regular interest and principal payments, as well as unscheduled prepayments, on the underlying mortgages. Collateralized mortgage obligations ("CMOs") and stripped mortgage securities are not pass-through securities.

ADJUSTABLE RATE MORTGAGE SECURITIEs ("ARMS") are interests in pools of mortgages with interest rates that reset periodically. Investing in ARMS allows the fund to participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. During periods of declining interest rates, the interest rates on the underlying mortgages may readjust downward, resulting in lower current yields.

STRIPPED MORTGAGE-BACKED SECURITIES typically have two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage loans.

CMOS are fixed-income securities that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other U.S. issuers. The underlying mortgages are backed by residential and various types of commercial properties. The timely payment of interest and principal (but not the market value) of some of the underlying pools is supported by insurance or guarantees issued by private issuers and, in some cases, U.S. government agencies.

ASSET-BACKED SECURITIES are securities backed by home equity loan receivables; credit card receivables; automobile, mobile home, and recreational vehicle loans and leases; and other receivables. The fund may invest in asset-backed securities rated in any category.

AMERICAN DEPOSITARY RECEIPTS. The fund may also invest in American Depositary Receipts. American Depositary Receipts are certificates that give their holders the right to receive securities of a foreign issuer deposited in a U.S. bank or trust company.

GOVERNMENT SECURITIES. The fund may invest in Treasury bills and bonds, which are direct obligations of the U.S. government, backed by the full faith and credit of the U.S. Treasury, and in securities issued or guaranteed by federal agencies. The fund may also invest in securities issued or guaranteed by foreign governments and their agencies.

CONVERTIBLE SECURITIES generally are preferred stock or debt securities that pay dividends or interest and may be converted into common stock.

SHORT-TERM INVESTMENTS. The fund may invest cash being held for liquidity purposes in short-term debt instruments, including U.S. government securities, high-grade commercial paper, repurchase agreements and other money market equivalents.

GENERAL. The fund may buy foreign securities that are traded in the U.S. or directly in foreign markets, and may buy securities denominated in foreign currencies. The fund is non-diversified, which means that there is no restriction under the federal securities laws on the percentage of its assets that it may invest in the securities of any one issuer. The fund currently intends not to invest more than 5% of its total assets in companies that have a record of less than three years' continuous operation, including predecessors. These investments, together with any illiquid securities, may not exceed 10% of the fund's net assets. In addition, the fund may not engage in joint or joint and several trading accounts in securities, except that an order to purchase or sell may be combined with orders from other persons to obtain lower brokerage commissions and except that the fund may engage in joint repurchase agreement arrangements.

Please see the SAI for more details on the types of securities in which the fund invests.

WHAT ARE SOME OF THE FUND'S OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS. When Advisers believes that the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist, it may invest the fund's portfolio in a temporary defensive manner. Under such circumstances, the fund may invest up to 100% of its assets in short-term debt instruments, including U.S. government securities, high-grade commercial paper, repurchase agreements and other money market equivalents.

REPURCHASE AGREEMENTS. The fund will generally have a portion of its assets in cash or cash equivalents for a variety of reasons including waiting for a special investment opportunity or taking a defensive position. To earn income on this portion of its assets, the fund may enter into repurchase agreements with certain banks and broker-dealers. Under a repurchase agreement, the fund agrees to buy a U.S. government security from one of these issuers and then to sell the security back to the issuer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the fund's custodian securities with an initial value of at least 102% of the dollar amount invested by the fund in each repurchase agreement.

SECURITIES LENDING. To generate additional income, the fund may lend its portfolio securities to qualified securities dealers or other institutional investors. Such loans may not exceed 331/3% of the value of the fund's total assets measured at the time of the most recent loan. The fund currently intends not to exceed 10% of the value of its total assets at the time of the most recent loan. For each loan the borrower must maintain collateral with the fund's custodian with a value at least equal to 100% of the current market value of the loaned securities.

OPTIONS. The fund may buy and sell options on securities, securities indices, and futures contracts. The fund may buy and sell options on foreign currencies to protect its portfolio against exchange rate movements. The fund may only sell covered options. An option on a security or futures contract is a contract that allows the buyer of the option the right to buy or sell a specified security or futures contract from or to the seller at a specified price during the term of the option. An option on a securities index is a contract that allows the buyer of the option the right to receive from the seller cash, in an amount equal to the difference between the index's closing price and the option's exercise price. The fund may only buy options on securities and securities indices if the total premiums it paid for such options is 5% or less of its total assets.

FUTURES CONTRACTS. Changes in interest rates, securities prices or foreign currency valuations may affect the value of the fund's investments. To reduce its exposure to these factors, the fund may buy and sell financial futures contracts and foreign currency futures contracts and options on these contracts. A financial futures contract is an agreement to buy or sell a specific security or commodity at a specified future date and price. A futures contract on a foreign currency is an agreement to buy or sell a specific amount of a currency for a set price on a future date. The fund may not commit more than 5% of its total assets to initial margin deposits on futures contracts.

FOREIGN CURRENCY EXCHANGE CONTRACTS. To help protect its portfolio against adverse changes in foreign currency exchange rates or to earn additional income, the fund may enter into forward foreign currency contracts, which are agreements to buy or sell a specific currency at a set price on a future date.

INTEREST RATE AND CURRENCY SWAPS. Swap agreements typically are individually negotiated agreements that are structured to enable the parties to shift ("swap") investment exposure from one type of investment to another. Interest rate swaps involve an exchange between the parties of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of the parties' respective rights to make or receive payments in specified currencies.

INVERSE FLOATERS. The fund may invest up to 5% of its total assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or interest rate indices.

MORTGAGE DOLLAR ROLLS. The fund may enter into mortgage dollar rolls, in which the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date.

LOAN PARTICIPATIONS AND DEFAULTED DEBT SECURITIES. Loan participations are interests in floating or variable rate senior loans to U.S. corporations, partnerships and other entities. The fund will acquire loan participations selling at a discount to par value because of the borrower's credit problems. To the extent the borrower's credit problems are resolved, the loan participation may appreciate in value. Advisers may acquire loan participations for the fund when it believes, over the long term, appreciation will occur. An investment in these securities, however, carries substantially the same risks associated with an investment in defaulted debt securities and may result in the loss of the fund's entire investment. The fund will buy defaulted debt securities if, in the opinion of Advisers, it appears the issuer may resume interest payments or other advantageous developments appear likely in the near future.

BORROWING. The fund does not borrow money or mortgage or pledge any of its assets, except that it may borrow for temporary or emergency purposes in an amount not to exceed 5% of its total assets.

ILLIQUID INVESTMENTS. The fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about the fund's investment policies, including those described above, please see "How Does the Fund Invest Its Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when the fund makes an investment. In most cases, the fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.


WHAT ARE THE RISKS OF INVESTING IN THE FUND?

There is no assurance that the fund will meet its investment goal.

The value of your shares will increase as the value of the securities owned by the fund increases and will decrease as the value of the fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the fund. In addition to the factors that affect the value of any particular security that the fund owns, the value of fund shares may also change with movements in the stock and bond markets as a whole.

CREDIT RISK. The fund's investments in fixed-income securities involve credit risk. Credit risk is the possibility that the issuer of a debt security or the borrower on an underlying mortgage or debt obligation will be unable to make interest payments or repay principal. Changes in an issuer's or borrower's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that foreign entity to meet its obligations. Changes in the credit quality of the credit provider could affect the value of the security and the fund's share price.

Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities. The risk of default or price changes due to changes in the issuer's credit quality is greater. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. These issuers are also more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. The market price of lower-rated securities may fluctuate more than higher-rated securities and may decline significantly in periods of economic difficulty. Lower-rated securities may also be less liquid than higher-rated securities.

The fund may invest without limit in securities rated below investment grade. The following table provides a summary of the credit quality of the fund's portfolio. These figures are dollar-weighted averages of month-end assets during the fiscal year ended April 30, 1998.

                                 AVERAGE WEIGHTED
S&P RATING                    PERCENTAGE OF ASSETS

AAA                                  31.16%
AA                                   12.04%
A 1                                   1.35%
BBB                                   1.97%
BB 2                                 20.99%
B 3                                  30.21%
CCC                                   2.00%
D                                     0.06%
Not Rated                             0.22%

1 0.46% are unrated by S&P but determined to be comparable to securities rated A and have been included in the A rating category.
2 3.87% are unrated by S&P but determined to be comparable to securities rated BB and have been included in the BB rating category.
3 3.78% are unrated by S&P but determined to be comparable to securities rated B and have been included in the B rating category.

Because the fund may invest in lower-rated U.S. and foreign corporate bonds, an investment in the fund is subject to a higher degree of risk than an investment in a more conservative type of income fund.

Please see the SAI for more details on the risks associated with lower-rated securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The market value of fixed-rate mortgage securities, like other fixed-income securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates fall. Because interest rates of ARMS move with market interest rates, their values tend to fluctuate to a lesser degree and are unlikely to rise during periods of declining interest rates to the same extent as fixed-rate instruments.

Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing, or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities.

A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of mortgage-backed securities, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's returns and share price.

Some ARMS in which the fund may invest are backed by mortgages having limits on the amount the loan rate can fluctuate. During periods of extreme fluctuations in market interest rates, the interest rates on the underlying mortgages will not adjust beyond the limits, and the securities will behave more like long-term, fixed-rate debt securities. This could increase the volatility of the fund's return and share price.

Stripped mortgage-backed securities have greater market volatility than other types of mortgage securities in which the fund invests. The value of these securities is extremely sensitive to changes in interest rates and the rate of principal payments and prepayments on the underlying mortgage assets.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support these securities, if any, may be inadequate to protect investors in the event of a default. Like mortgage-backed securities, asset-backed securities are subject to prepayment risk.

NON-DIVERSIFICATION RISK. There is no limit on the amount of the fund's assets that it can invest in any one issuer. Economic, business, political, or other changes can affect securities of a similar type. As a non-diversified fund, the fund may be more sensitive to these changes.

FOREIGN SECURITIES RISK. The value of foreign (and U.S.) securities is affected by general economic conditions and individual company and industry earnings prospects. While foreign securities may offer significant opportunities for gain, they also involve additional risks that can increase the potential for losses in the fund. These risks can be significantly greater for investments in emerging markets. Investments in American Depositary Receipts also involve some or all of the risks described below.

The political, economic, and social structures of some countries in which the fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, expropriation, restrictions on removal of currency or other assets, nationalization of assets, and punitive taxes.

There may be less publicly available information about a foreign company or government than about a U.S. company or public entity. Certain countries' financial markets and services are less developed than those in the U.S. or other major economies. As a result, they may not have uniform accounting, auditing, and financial reporting standards and may have less government supervision of financial markets. Foreign securities markets may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. Transaction costs on foreign securities markets are generally higher than in the U.S. The settlement practices may be cumbersome and result in delays that may affect portfolio liquidity. The funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Some of the countries in which the fund may invest such as Russia and certain Asian and Eastern European countries are considered developing or emerging markets. Investments in these markets are subject to all of the risks of foreign investing generally, and have additional and heightened risks due to a lack of legal, business, and social frameworks to support securities markets.

Emerging markets involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime, delays in settling portfolio transactions, and risk of loss arising out of the system of share registration and custody. For more information on the risks associated with emerging markets securities, please see the SAI.

On July 1, 1997, Hong Kong reverted to the sovereignty of China. As with any major political transfer of power, this could result in political, social, economic, market, or other developments in Hong Kong, China, or other countries that could affect the value of the fund's investments.

DERIVATIVE SECURITIES RISK. Derivative investments are those whose values are dependent upon the performance of one or more other securities or investments or indices; in contrast to common stock, for example, whose value is dependent upon the operations of the issuer. Option transactions, foreign currency exchange transactions, futures contracts, and swap agreements are considered derivative investments. To the extent the fund enters into these transactions, their success will depend upon Advisers' ability to predict pertinent market movements. These securities are subject to the risk that the other party to the transaction may fail to perform, resulting in losses to the fund.

INTEREST RATE, CURRENCY AND MARKET RISK. To the extent the fund invests in debt securities, changes in interest rates in any country where the fund is invested will affect the value of the fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the fund's shares. To the extent the fund invests in common stocks, a general market decline in any country where the fund is invested may cause the value of what the fund owns, and thus the fund's share price, to decline. Changes in currency valuations may also affect the price of fund shares. The value of stock markets, currency valuations and interest rates throughout the world have increased and decreased in the past. These changes are unpredictable.


EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested in is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the fund and elects its officers. The officers are responsible for the fund's day-to-day operations. The Board also monitors the fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Franklin Advisers, Inc. manages the fund's assets and makes its investment decisions. The manager also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles
B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the manager and its affiliates manage over $208 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the fund's Code of Ethics.

Under an agreement with the manager, Templeton Investment Counsel, Inc. is the sub-advisor of the fund. The sub-advisor provides the manager with investment management advice and assistance. The sub-advisor's activities are subject to the Board's review and control, as well as the manager's instruction and supervision.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the fund's portfolio is:

Christopher Molumphy
Senior Vice President of Franklin Advisers, Inc.


Mr. Molumphy is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of Chicago. He earned his Bachelor of Arts degree in Economics from Stanford University. He has been with the Franklin Templeton Group since 1988. Mr. Molumphy is a member of several securities industry-related associations.


Thomas J. Dickson
Portfolio Manager of Templeton Investment Counsel, Inc.


Mr. Dickson is currently a portfolio manager for several Franklin Templeton mutual funds. He holds a BS in managerial economics from the University of California at Davis. Prior to joining the Templeton organization in 1994, Mr. Dickson worked as a fixed-income analyst and trader for Franklin Advisers, Inc. Mr. Dickson currently manages fixed income and currency trading for the Templeton organization and has country responsibilities for Australia, Canada, Japan and New Zealand.


Eric G. Takaha
Vice President of Franklin Advisers, Inc.


Mr. Takaha is a Chartered Financial Analyst and holds a Master of Business Administration degree from Stanford University. He earned his Bachelor of Science degree in Business Administration from the University of California at Berkeley. Mr. Takaha joined the Franklin Templeton Group in July of 1989. He is a member of several securities industry-related associations.


MANAGEMENT FEES. During the fiscal year ended April 30, 1998, management fees, before any advance waiver, totaled 0.61% of the average daily net assets of the fund. Total operating expenses were 1.04% for Class A. Under an agreement by the manager to waive its fees, the fund paid no management fees and operating expenses totaling 0.25% for Class A. The manager may end this arrangement at any time upon notice to the Board. During the same period, the manager paid the sub-advisor no sub-advisory fees.

PORTFOLIO TRANSACTIONS. The manager tries to obtain the best execution on all transactions. If the manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities for Its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with the manager, FT Services provides certain administrative services and facilities for the fund. During the fiscal year ended April 30, 1998, administration fees totaling 0.15% of the average daily net assets of the fund were paid to FT Services. These fees are paid by the manager. They are not a separate expense of the fund. Please see "Investment Management and Other Services" in the SAI for more information.

YEAR 2000 PROBLEM. The fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

The fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.


THE RULE 12B-1 PLANS


Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the fund under the Class A plan may not exceed 0.25% per year of Class A's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class B plan, the fund pays Distributors up to 0.50% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.15% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

Under the Class C plan, the fund may pay Distributors up to 0.50% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

The fund may also pay a servicing fee of up to 0.15% per year of Class C's average daily net assets under the Class C plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

                                            -------------------------------------------
TAXATION OF THE FUND'S INVESTMENTS          HOW DOES THE FUND EARN INCOME AND GAINS?


The fund invests your money in the stocks,  The fund earns dividends and interest
bonds and other securities that are         (the fund's "income") on its investments.
described in the section "How Does the      When the fund sells a security for a
Fund Invest Its Assets?" Special tax rules  price that is higher than it paid, it has
may apply in determining the income and     a gain. When the fund sells a security
gains that the fund earns on its            for a price that is lower than it paid,
investments. These rules may, in turn,      it has a loss.  If the fund has held the
affect the amount of distributions that     security for more than one year, the gain
the fund pays to you. These special tax     or loss will be a long-term capital gain
rules are discussed in the SAI.             or loss.  If the fund has held the
                                            security for one year or less, the gain
TAXATION OF THE FUND. As a regulated        or loss will be a short-term caital gain
investment company, the fund generally      or loss. The fund's gains and losses are
pays no federal income tax on the income    netted together, and, if the fund has a
and gains that it distributes to you.       net gain (the fund's "gains"), that gain
                                            will generally be distrbuted to you.
FOREIGN TAXES. Foreign governments may
impose taxes on the income and gains from   ------------------------------------------
the fund's investments in foreign stocks and bonds. These taxes will reduce the amount of the fund's distributions to you, but, depending upon the amount of the fund's assets that are invested in foreign securities and foreign taxes paid, may be passed through to you as a foreign tax credit on your income tax return. The fund may also invest in the securities of foreign companies that are "passive foreign investment companies" ("PFICs"). These investments in PFICs may cause the fund to pay income taxes and interest charges. If possible, the fund will adopt strategies to avoid PFIC taxes and interest charges.
                                            -------------------------------------------
                                            WHAT IS A DISTRIBUTION?
TAXATION OF SHAREHOLDERS
                                            As a shareholder, you will receive your
Distributions. Distributions from the       share of the fund's income and gains on
fund, whether you receive them in cash or   its investments in stocks, bonds and
in additional shares, are generally         other securities. The fund's income and
subject to income tax. The fund will send   short term capital gains are paid to you
you a statement in January of the current   as ordinary dividends. The fund's
year that reflects the amount of ordinary   long-term capital gains are paid to you
dividends, capital gain distributions and   as capital gain distributions. If the
non-taxable distributions you received      fund pays you an amount in excess of its
from the fund in the prior year. This       income and gains, this excess will
statement will include distributions        generally be treated as a non-taxable
declared in December and paid to you in     distribution. These amounts, taken
January of the current year, but which are  together, are what we call the fund's
taxable as if paid on December 31 of the    distributions to you.
prior year.The IRS requires you to report   -------------------------------------------
these amounts on your income tax return for the prior year.


DISTRIBUTIONS TO RETIREMENT PLANS. Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you. Special rules apply to payouts from Roth and Education IRAs.

DIVIDENDS-RECEIVED DEDUCTION. Corporate investors may be entitled to a dividends-received deduction on a portion of the ordinary dividends they receive from the fund.


REDEMPTIONS AND EXCHANGES. If you redeem    -------------------------------------------
your shares or if you exchange your shares  WHAT IS A REDEMPTION?
in the fund for shares of another Franklin
Templeton Fund, you will generally have a   A redemption is a sale by you to the fund
gain or loss that the IRS requires you to   of some or all of your shares in the
report on your income tax return. If you    fund. The price per share
exchange fund shares held for 90 days or    you receive when you redeem fund shares
less and pay no sales charge, or a reduced  may be more or less than the price at sales charge, for the new shares, all or a  which you purchased those shares. An
portion of the sales charge you paid on     exchange of shares of the fund for shares
the purchase of the shares you exchanged    of another Franklin Templeton Fund is
is not included in their cost for purposes  treated as a redemption of fund shares of computing gain or loss on the exchange.  and then a purchase of shares of the
If you hold your shares for six months or   other fund. When you redeem or exchange
less, any loss you have will be treated as  your shares, you will generally have a
a long-term capital loss to the extent of   gain or loss, depending upon whether the
any capital gain distributions received by  amount you receive for your shares is you from the fund. All or a portion of any  more or less than your cost or other loss on the redemption or exchange of your  basis in the shares.
shares will be disallowed by the IRS if     -------------------------------------------
you purchase other shares in the fund
within 30 days before or after your redemption
or exchange.


NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares.
Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the U.S. and non-U.S. tax consequences of your investment in the fund.

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the fund, and gains arising from redemptions or exchanges of your fund shares will generally be subject to state and local income tax. The holding of fund shares may also be subject to state and local intangibles taxes. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

                                            -------------------------------------------
BACKUP WITHHOLDING. When you open an        WHAT IS A BACKUP WITHHOLDING?
account, IRS regulations require that you
provide your taxpayer identification        Backup withholding occurs when the fund
number ("TIN"), certify that it is          is required to withhold and pay over to
correct, and certify that you are not       the IRS 31% of your distributions and
subject to backup withholding under IRS     redemption proceeds. You can avoid backup
rules. If you fail to provide a correct     withholding by providing the fund with
TIN or the proper tax certifications, the   your TIN, and by completing the tax
fund is required to withhold 31% of all     certifications on your shareholder
the distributions (including ordinary       application that you were asked to sign
dividends and capital gain distributions)   when you opened your account. However, if
and redemption proceeds paid to you. The    the IRS instructs the fund to begin
fund is also required to begin backup       backup withholding, it is required to do
withholding on your account if the IRS      so even if you provided the fund with
instructs the fund to do so. The fund       your TIN and these tax certifications,
reserves the right not to open your         and backup withholding will remain in
account, or, alternatively, to redeem your  place until the fund is instructed by the
shares at the current net asset value,      IRS that it is no longer required.
less any taxes withheld, if you fail to
provide a correct TIN, fail to provide the  -----------------------------------------
proper tax certifications, or the IRS
instructs the fund to begin backup
withholding on your account.


THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD
CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX
CONSEQUENCES OF AN INVESTMENT IN THE FUND. A MORE COMPLETE DISCUSSION OF THESE RULES
AND RELATED MATTERS IS CONTAINED IN THE SECTION ENTITLED "ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES" IN THE SAI.


HOW IS THE TRUST ORGANIZED?


The fund is a series of Franklin Strategic Series (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on January 25, 1991, and is registered with the SEC. The fund offers three classes of shares: Franklin Strategic Income Fund - Class A, Franklin Strategic Income Fund - Class B, and Franklin Strategic Income Fund - Class C. Additional series and classes of shares may be offered in the future.


Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The fund's minimum investments are:

   o To open a regular, non-retirement account         $1,000

   o To open an IRA, IRA Rollover, Roth IRA,
     or Education IRA                                  $  250*

   o To open a custodial account for a minor
     (an UGMA/UTMA account)                            $  100

   o To open an account with an automatic
     investment plan                                   $   50**

   o To add to an account                              $   50***

*For all other retirement accounts, there is no minimum investment requirement.
**$25 for an Education IRA.
***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.


3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.


4. Make your investment using the table below.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 For an initial investment:
                           Return the application to the fund with your check made payable to the fund.

                        For additional investments:
                           Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE                 1. Call Shareholder Services or, if that number is
                           busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                        2. For an initial investment you must also return
                           your signed shareholder application to the fund.

                        IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

------------------------------------------------------------------------------

THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

   CLASS A*               Class B*                    Class C*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
o  Front-end sales        o  No front-end sales       o  Front-end sales
   charge of 4.25% or        charge                      charge of 1%
   less

o  Contingent Deferred    o  Contingent Deferred      o  Contingent Deferred
   Sales Charge of 1% on     Sales Charge of 4% or       Sales Charge of 1% on
   purchases of $1           less on shares you          shares you sell
   million or more sold      sell within six years       within 18 months
   within one year

o  Lower annual expenses  o  Higher annual            o  Higher annual
   than Class B or C due     expenses than Class A       expenses than Class A
   to lower Rule 12b-1       (same as Class C) due       (same as Class B) due
   fees                      to higher Rule 12b-1        to higher Rule 12b-1
                             fees. Automatic             fees. No conversion
                             conversion to Class A       to Class A shares, so
                             shares after eight          annual expenses do
                             years, reducing future      not decrease
                             annual expenses.

 o  No maximum purchase   o  Maximum purchase          o  Maximum purchase
    amount                   amount of $249,999. We       amount of $999,999.
                             invest any investment        We invest any
                             of $250,000 or more in       investment of $1
                             Class A shares, since        million or more in
                             a reduced front-end          Class A shares, since
                             sales charge is              there is no front-end
                             available and Class          sales charge and
                             A's annual expenses          Class A's annual
                             are lower.                   expenses are lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.


PURCHASE PRICE OF FUND SHARES


For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.


                                     TOTAL SALES CHARGE        AMOUNT PAID
                                     AS A PERCENTAGE OF      TO DEALER AS A
AMOUNT OF PURCHASE                   OFFERING  NET AMOUNT     PERCENTAGE OF
AT OFFERING PRICE                     PRICE     INVESTED     OFFERING PRICE
------------------------------------------------------------------------------


CLASS A
Under $100,000                         4.25%    4.44%            4.00%
$100,000 but less than $250,000        3.50%    3.63%            3.25%
$250,000 but less than $500,000        2.50%    2.56%            2.25%
$500,000 but less than $1,000,000      2.00%    2.04%            1.85%
$1,000,000 or more*                    None     None             None

CLASS B*                               None     None             None

CLASS C
Under $1,000,000*                      1.00%    1.01%            1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.


SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. IF YOU DON'T INCLUDE THIS STATEMENT, WE CANNOT GUARANTEE THAT YOU WILL RECEIVE THE SALES CHARGE REDUCTION OR WAIVER.


CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.

LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.


o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS A ONLY. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o   Was formed at least six months ago,

o   Has a purpose other than buying fund shares at a discount,

o   Has more than 10 members,

o   Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


A qualified group does not include a 403(b) plan that only allows salary deferral contributions. 403(b) plans that only allow salary deferral contributions and that purchased Class A shares of the fund at a reduced sales charge under the group purchase privilege before February 1, 1998, however, may continue to do so.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.


Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:


1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

    If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

    Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

    This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.


3. Dividend or capital gain distributions from a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

    If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.


    If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.


    If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

7. Distributions from an existing retirement plan invested in the Franklin Templeton Funds


Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:


 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9. Accounts managed by the Franklin Templeton Group


10. Certain unit investment trusts and their holders reinvesting distributions from the trusts


11. Group annuity separate accounts offered to retirement plans

12. Chilean retirement plans that meet the requirements described under "Retirement Plans" below


RETIREMENT PLANS. Retirement plans sponsored by an employer (i) with at least 100 employees, or (ii) with retirement plan assets of $1 million or more, or
(iii) that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period may buy Class A shares without a front-end sales charge. Retirement plans that are not Qualified Retirement Plans, SIMPLEs or SEPs must also meet the requirements described under "Group Purchases - Class A Only" above to be able to buy Class A shares without a front-end sales charge. We may enter into a special arrangement with a Securities Dealer, based on criteria established by the fund, to add together certain small Qualified Retirement Plan accounts for the purpose of meeting these requirements.


For retirement plan accounts opened on or after May 1, 1997, a Contingent Deferred Sales Charge may apply if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the retirement plan account's initial purchase in the Franklin Templeton Funds. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?


Your individual or employer-sponsored retirement plan may invest in the fund. Plan documents are required for all retirement plans. Franklin Templeton Trust Company, an affiliate of Distributors and a wholly owned subsidiary of Resources, can provide the plan documents for you and serve as custodian or trustee.

Franklin Templeton Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.


Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1. Class A purchases of $1 million or more - up to 0.75% of the amount invested.

2.   Class B purchases - up to 3% of the amount invested.

3.   Class C purchases - up to 1% of the purchase price.

4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.


FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.


METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions

                        2. Include any outstanding share certificates for the
                            shares you want to exchange

------------------------------------------------------------------------------

BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        - If you do not want the ability to exchange by phone
                          to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.


For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.


If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.


For more information about the Contingent Deferred Sales Charge, please see "How Do
I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.


o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o Franklin Templeton Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact Retirement Plan Services for information on exchanges within these plans.


o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES


Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the fund, such as "Advisor Class" or "Class Z" shares. Because the fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class A shares of the fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. also may exchange their Class Z shares for Class A shares of the fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions. If you would
                           like your redemption proceeds wired to a bank account, your instructions should include:

                           o The name, address and telephone number of the bank where you want the proceeds sent

                           o  Your bank account number

                           o  The Federal Reserve ABA routing number

                           o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the
                            shares you are selling

                        3. Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need
                            to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:


                         o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.


                         o If there are no share certificates issued for the shares you want to sell or you have already returned them to the fund


                         o Unless the address on your account was changed by phone within the last 15 days

                         - If you do not want the ability to redeem by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH
YOUR DEALER              Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


FRANKLIN TEMPLETON TRUST COMPANY RETIREMENT PLAN ACCOUNTS

Before you can sell shares in a Franklin Templeton Trust Company retirement plan, you may need to complete additional forms. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.


CONTINGENT DEFERRED SALES CHARGE


For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

Certain retirement plan accounts opened on or after May 1, 1997, and that qualify to buy Class A shares without a front-end sales charge may also be subject to a Contingent Deferred Sales Charge if the retirement plan is transferred out of the Franklin Templeton Funds or terminated within 365 days of the account's initial purchase in the Franklin Templeton Funds.

For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                    THIS % IS DEDUCTED
IF YOU SELL YOUR CLASS B            FROM YOUR PROCEEDS AS A
SHARES WITHIN THIS MANY             CONTINGENT DEFERRED
YEARS AFTER BUYING THEM             SALES CHARGE
------------------------------------------------------------------------------

1 YEAR                              4

2 Years                             4

3 Years                             3

4 Years                             3

5 Years                             2

6 Years                             1

7 Years                             0

FOR EACH CLASS, WE WILL FIRST REDEEM ANY SHARES IN YOUR ACCOUNT THAT ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE. IF THERE ARE NOT ENOUGH OF THESE TO MEET YOUR REQUEST, WE WILL REDEEM SHARES SUBJECT TO THE CHARGE IN THE ORDER THEY WERE PURCHASED.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o  Account fees


o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors


o Redemptions by the fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February
   1, 1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

o Redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The fund intends to pay a dividend at least monthly, on or about the 15th day of the month, representing its net investment income. Capital gains, if any, may be distributed annually. The amount of these distributions will vary and there is no guarantee the fund will pay dividends. The fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

To receive a distribution, you must be a shareholder on the record date. The record dates for the fund's distributions will vary. Please keep in mind that if you invest in the fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.


DISTRIBUTION OPTIONS

You may receive your distributions from the fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from the fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from the fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the record date for us to process the new option. For Franklin Templeton Trust Company retirement plans, special forms are required to receive distributions in cash.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.


HOW AND WHEN SHARES ARE PRICED



The fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o  Your name,

o  The fund's name,

o  The class of shares,

o  A description of the request,

o  For exchanges, the name of the fund you are exchanging into,

o  Your account number,

o  The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.


JOINT ACCOUNTS. For accounts with more than one registered owner, the fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.


Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:


1) You wish to sell over $100,000 worth of shares,


2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT         DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION             Corporate Resolution

------------------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that
                           identify the general partners, or

                        2. A certification for a partnership agreement

------------------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify
                            the trustees, or

                        2. A certification for trust

------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN


Our automatic investment plan offers a convenient way to invest in the fund. Under the plan, you can have money transferred automatically from your checking or savings account to the fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.

AUTOMATIC PAYROLL DEDUCTION - CLASS A ONLY


You may have money transferred from your paycheck to the fund to buy additional Class A shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton
   Fund;


o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or Class C accounts; and


o request duplicate statements and deposit slips for Franklin Templeton accounts.


You will need the code number for each class to use TeleFACTS. The code number is 194 for Class A, 394 for Class B and 294 for Class C.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the fund will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the fund's financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The fund, Distributors and the manager are also located at this address. The sub-advisor is located at Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A", "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the fund's principal underwriter.
The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds.

FT SERVICES - Franklin Templeton Services, Inc., the fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the fund's shareholder servicing and transfer agent

IRA - Individual retirement account or annuity qualified under section 408 of the Code

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


QUALIFIED RETIREMENT PLANS - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

SIMPLE (Savings Incentive Match Plan for Employees) - An employer sponsored salary deferral plan established under section 408(p) of the Code

TELEFACTS(R) - Franklin Templeton's automated customer servicing system


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in a small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

C - Bonds rated C are typically subordinated debt to senior debt that is assigned an actual or implied CCC- rating. The C rating may also reflect the filing of a bankruptcy petition under circumstances where debt service payments are continuing. The C1 rating is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER RATINGS

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. The relative degree of safety, however, is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FSS1 *SA

                             SHARE CLASS REDESIGNATION
                             EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                           Class B - New Share Class (California
                                     Fund Only)
                           Class C - Formerly Class II




                          SUPPLEMENT DATED JANUARY 1, 1999
                   TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             FRANKLIN STRATEGIC SERIES
      (FSS1 - FRANKLIN CALIFORNIA GROWTH FUND, FRANKLIN MIDCAP GROWTH FUND,
                          AND FRANKLIN BLUE CHIP FUND)
                             DATED SEPTEMBER 1, 1998


The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the Calfiornia Fund offers three classes of shares: Class A, Class B and Class C. The MidCap Fund and Blue Chip Fund each offers one class of shares, which is considered Class A. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II. The following is added to the "Officers and Trustees" section:

    As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 5,211 shares of the California Fund - Class A, 150 shares of the MidCap Fund and 4,419 shares of the Blue Chip Fund, or less than 1% of the total outstanding shares of each fund.

III.The first sentence in the section "Additional Information on Exchanging
    Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

    If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

IV. In the section "The Rule 12b-1 Plans," found under "The Funds' Underwriter,"

    (a) the first sentence is replaced with the following:

    The MidCap Fund and the Blue Chip Fund and each class of the California Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

    (b) the following paragraphs are added after the section "The Class I
    Plan":

    THE CLASS B PLAN. Under the Class B plan, the California Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The California Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

    The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

    (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

V.  Under "Miscellaneous Information," the following is added:

    The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

    As of November 25, 1998, the principal shareholders of each fund, beneficial or of record, were as follows:

                 NAME AND ADDRESS           SHARE AMOUNT         PERCENTAGE
    ------------------------------------------------------------------------
         MIDCAP FUND
         Franklin Resources, Inc.
         Corporate Accounting
         Attn: Michael Corcoran
         555 Airport Blvd., 4th Fl
         Burlingame, CA 94010                  625,630.520         27.24%

         BLUE CHIP FUND
         Franklin Resources, Inc.
         Corporate Accounting
         Attn: Michael Corcoran
         555 Airport Blvd., 4th Fl
         Burlingame, CA 94010                  153,929.566          7.20%

VI.In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

   CLASS A, CLASS B AND CLASS C - The California Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the MidCap Fund and Blue Chip Fund are considered Class A shares for redemption, exchange and other purposes.

   OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


              Please keep this supplement for future reference.

FSS2 *SA


                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A  -  Formerly Class I
                           Class B  -  New Share Class (Health Care
                                       and Utilities Funds Only)
                           Class C  -  Formerly Class II



                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                            FRANKLIN STRATEGIC SERIES
      (FSS2 - FRANKLIN BIOTECHNOLOGY DISCOVERY FUND, FRANKLIN GLOBAL HEALTH
                 CARE FUND, FRANKLIN GLOBAL UTILITIES FUND, AND
                        FRANKLIN NATURAL RESOURCES FUND)
                             DATED SEPTEMBER 1, 1998


The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the Health Care Fund and Utilities Fund each offer three classes of shares: Class A, Class B and Class C. The Natural Resources Fund offers two classes of shares: Class A and Advisor Class. The Biotechnology Fund offers one class of shares, which is considered Class A. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.  The second paragraph on the cover is replaced with the following:

     This SAI describes each fund's Class A shares and the Class B and C shares of the Health Care Fund and Utilities Fund. The Natural Resources Fund currently offers another share class with a different sales charge and expense structure, which affects performance. To receive more information about the fund's other share class, contact your investment representative or call 1-800/DIAL BEN.

III. The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 32 shares of the Biotechnology Fund, 20,927 shares of the Health Care Fund
     - Class A, 1,429 shares of the Natural Resources Fund - Class A and 1,861 shares of the Utilities Fund - Class A, or less than 1% of the total outstanding shares of each fund's Class A shares.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

V.   In the section "The Rule 12b-1 Plans," found under "The Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Class A of the Biotechnology Fund and Natural Resources Fund and each class of the Health Care Fund and Utilities Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the following paragraphs are added after the section "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the Health Care Fund and Utilities Fund each pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The Health Care Fund and Utilities Fund each may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VI.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

VII. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR - The Health Care Fund and Utilities Fund each offers three classes of shares, designated "Class A," "Class B" and "Class C." The Natural Resources Fund offers two classes of shares, designated "Class A" and "Advisor Class." The classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge and expense structures. Because the Biotechnology Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class A shares, shares of the Biotechnology Fund are considered Class A shares for redemption, exchange and other purposes.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.


                Please keep this supplement for future reference.


194*SA
                            SHARE CLASS REDESIGNATION
                            EFFECTIVE JANUARY 1, 1999

                           Class A - Formerly Class I
                            Class B - New Share Class
                           Class C - Formerly Class II

                        SUPPLEMENT DATED JANUARY 1, 1999
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                         FRANKLIN STRATEGIC INCOME FUND
                             DATED SEPTEMBER 1, 1998

The Statement of Additional Information is amended as follows:


  I. As of January 1, 1999, the fund offers three classes of shares: Class A, Class B and Class C. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

 II. The following is added to the "Officers and Trustees" section:

     As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the fund: approximately 6,558 Class A shares, or less than 1% of the total outstanding Class A shares of the fund.

III. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

 IV. In the  section  "The Rule  12b-1  Plans,"  found  under  "The  Fund's
     Underwriter,"

     (a) the first sentence is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the following paragraphs are added after the section "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the fund pays Distributors up to 0.50% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The fund may also pay a servicing fee of up to 0.15% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

    V.  Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.


VI. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B AND CLASS C - The fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

                Please keep this supplement for future reference.

                          FRANKLIN STRATEGIC SERIES
                              File Nos. 33-39088
                                   811-6243

                                  FORM N-1A

                                    PART C

                              Other Information

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

(1) Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated April 30, 1998 as filed with the SEC electronically on Form Type N-30D on June 17, 1998

      (i)    Financial Highlights

      (ii)   Statement of Investments, April 30, 1998

      (iii)  Statements of Assets and Liabilities - April 30, 1998

      (iv)   Statements of Operations - for the year ended April 30, 1998

      (v) Statements of Changes in Net Assets - for the years ended April 30, 1998 and 1997

      (vi)   Notes to Financial Statements

      (vii)  Independent Auditors' Report

b)    Exhibits

      The following exhibits are incorporated by reference herein, except exhibits 6(iii), 8(iv), 8(v), 9(i), 11(i), 15(xi), 15(xii), 15(xiii),
      15(xiv), 18(i), 18(ii), 18(iii) and 18(vi) which are attached:

(1)  Copies of the charter as now in effect;

      (i) Agreement and Declaration of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

     (iii) Certificate of Amendment to the Certificate of Trust of Franklin California 250 Growth Index Fund dated November 19, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
            Filing: Post-Effective Amendment No. 21 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

(2) Copies of the existing By-Laws or instruments corresponding thereto;

      (i) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii)  Amendment to By-Laws dated October 27, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            filing Date: June 1, 1995

(3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

     Not Applicable

(4) Copies of all instruments defining the rights of the holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant

     Not Applicable

(5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i) Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 14 to Registration
            Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (iv)  Amended and Restated Management Agreement between the
            Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc., dated February 13, 1996
            Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now known as Franklin MidCap Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 27, 1996

     (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

     (viii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 6, 1996

      (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

      (xi) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
            Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 22, 1997

(6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i) Amended and Restated Distribution Agreement between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated March 29, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Forms of Dealer Agreements between Franklin/Templeton
            Distributors, Inc. and Securities Dealers dated March 1, 1998

(7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8)   Copies of all custodian agreements and depository contracts under
      Section 17(f) of the Investment Company Act of 1940 (the "1940 Act"), with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 14, 1996

      (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996

      (v) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated February 27, 1998

(9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.

(10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

      (i)   Opinion and consent of counsel dated June 16, 1998
            Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 19, 1998

(11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

      (i)   Consent of Independent Auditors

(12)  All financial statements omitted from Item 23;

      Not Applicable

(13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

      (i) Letter of Understanding for Franklin California Growth Fund dated August 20, 1991
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Letter of Understanding for Franklin Global Utilities Fund - Class II dated April 12, 1995 Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995
            Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 5, 1995

      (iv) Letter of Understanding for Franklin California Growth Fund-Class II dated August 30, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (v) Letter of Understanding for Franklin Global Health Care Fund dated August 30, 1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (vi)  Letter of Understanding for Franklin Blue Chip Fund dated May 24,
            1996
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (vii) Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

(14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

      Not Applicable

(15) Copies of any plan entered into by Registrant pursuant to Rule 12b-l under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

      (i)   Amended and Restated Distribution Plan between the
            Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and Franklin/Templeton Distributors, Inc., dated March 30, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
            Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: June 1, 1995

      (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

      (vii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 7, 1996

     (viii) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
            Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: March 13, 1998

      (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
            Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: August 29, 1997

      (x) Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

      (xi) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of California Growth Fund - Class B and Franklin/Templeton Distributors, Inc.

      (xii) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Global Health Care Fund - Class B and Franklin/Templeton Distributors, Inc.

     (xiii) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Global Utilities Fund - Class B and Franklin/Templeton Distributors, Inc.

     (xiv) Form of Class B Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin Strategic Income Fund - Class B and Franklin/Templeton Distributors, Inc.

(16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

      Not Applicable

(17)  Power of Attorney

      (i)   Power of Attorney for Franklin Strategic Series dated April 16,
            1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

      (ii) Certificate of Secretary for Franklin Strategic Series dated April 16, 1998
            Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing date: April 21, 1998

(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

      (i)   Form of Multiple Class Plan for Franklin Global Utilities Fund

      (ii)  Form of Multiple Class Plan for Franklin California Growth Fund


      (iii) Form of Multiple Class Plan for Franklin Global Health Care Fund

      (iv) Multiple Class Plan for Franklin Small Cap Growth Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

      (v) Multiple Class Plan for Franklin Natural Resources Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
            File No. 33-39088
            Filing Date: December 11, 1996

      (vi)  Form of Multiple Class Plan for Franklin Strategic Income Fund

     (27)   Financial Data Schedule

            Not Applicable

ITEM 25   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None

ITEM 27   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

a)  Franklin Advisers, Inc.

The officers and directors of the Registrant's manager Franklin Advisers, Inc. ("Advisers") also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

b)  Templeton Investment Counsel, Inc.

Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as the Franklin Strategic Income Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Franklin Strategic Income Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889)

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 23rd day of December, 1998.

                              FRANKLIN STRATEGIC SERIES
                              (Registrant)

                              By: RUPERT H. JOHNSON, JR., PRESIDENT
                                  Rupert H. Johnson, Jr., President

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer and
Rupert H. Johnson, Jr.                   Trustee
                                         Dated:  December 23, 1998

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated:  December 23, 1998

DIOMEDES LOO-TAM*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated:  December 23, 1998

FRANK H. ABBOTT, III*                    Trustee
Frank H. Abbott, III                     Dated:  December 23, 1998

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated:  December 23, 1998

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated:  December 23, 1998

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated:  December 23, 1998

EDITH E. HOLIDAY*                        Trustee
Edith E. Holiday                         Dated:  December 23, 1998

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated:  December 23, 1998

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated:  December 23, 1998

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated:,  December 23 1998


*By /s/Larry L. Greene
     Attorney-in-Fact
     (Pursuant to Power of Attorney previously filed)

                          FRANKLIN STRATEGIC SERIES
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                                   LOCATION

EX-99.B1(i)          Agreement and Declaration of Trust of Franklin      *
                     California 250 Growth Index Fund dated January
                     22, 1991

EX-99.B1(ii)         Certificate of Trust of Franklin California         *
                     250 Growth Index Fund dated January 22, 1991

EX-99.B1(iii)        Certificate of Amendment to the Certificate of      *
                     Trust of Franklin California 250 Growth Index
                     Fund dated November 19, 1991

EX-99.B1(iv)         Certificate of Amendment to the Certificate of      *
                     Trust of Franklin Strategic Series dated May
                     14, 1992

EX-99.B1(v)          Certificate of Amendment of Agreement and           *
                     Declaration of Trust of Franklin Strategic
                     Series dated April 18, 1995

EX-99.B2(i)          Amended and Restated By-Laws of Franklin            *
                     California 250 Growth Index Fund as of April
                     25, 1991

EX-99.B2(ii)         Amendment to By-Laws dated October 27, 1994         *

EX-99.B5(i)          Management Agreement between the Registrant,        *
                     on behalf of Franklin Global Health Care Fund,
                     Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.B5(ii)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994

EX-99.B5(iii)        Subadvisory Agreement between Franklin              *
                     Advisers, Inc., on behalf of the Franklin
                     Strategic Income Fund, and Templeton
                     Investment Counsel, Inc., dated May 24, 1994

EX-99.B5(iv)         Amended and Restated Management Agreement           *
                     between the Registrant, on behalf of Franklin
                     California Growth Fund, and Franklin Advisers,
                     Inc., dated July 12, 1993

EX-99.B5(v)          Management Agreement between the Registrant,        *
                     on behalf of Franklin Blue Chip Fund, and
                     Franklin Advisers, Inc., dated February 13,
                     1996

EX-99.B5(vi)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Institutional MidCap
                     Growth Fund (now known as Franklin MidCap
                     Growth Fund), and Franklin Advisers, Inc., dated January 1, 1996

EX-99.B5(vii)        Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant,
                     on behalf of Franklin California Growth Fund,
                     and Franklin Advisers, Inc., dated July 12,
                     1993

EX-99.B5(viii)       Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, and Franklin Small Cap Growth Fund, Franklin
                     Global Utilities Fund, and Franklin Natural
                     Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

EX-99.B5(ix)         Amendment dated August 1, 1995 to the               *
                     Management Agreement between the Registrant on behalf of Franklin Strategic Income Fund, and
                     Franklin Advisers, Inc., dated May 24, 1994

EX-99.B5(x)          Management Agreement between the Registrant,        *
                     on behalf of Franklin Biotechnology Discovery
                     Fund, and Franklin Advisers, Inc., dated July
                     15, 1997

EX-99.B5(xi)         Administration Agreement between the                *
                     Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and Franklin
                     Templeton Services, Inc., dated July 15, 1997

EX-99.B6(i)          Amended and Restated Distribution Agreement         *
                     between the Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995

EX-99.B6(ii)         Amended and Restated Distribution Agreement         *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated March 29, 1995

EX-99.B6(iii)        Forms of Dealer Agreements between               Attached
                     Franklin/Templeton Distributors, Inc., and
                     Securities Dealers dated March 1, 1998

EX-99.B8(i)          Master Custody Agreement between the                *
                     Registrant and Bank of New York dated February
                     16, 1996

EX-99.B8(ii)         Terminal Link Agreement between the Registrant      *
                     and Bank of New York dated February 16, 1996

EX-99.B8(iii)        Amendment dated May 7, 1997 to Master Custody       *
                     Agreement between Registrant and Bank of New
                     York dated February 16, 1996

EX-99.B8(iv)         Amendment dated February 27, 1998 to Master      Attached
                     Custody Agreement between Registrant and Bank of New York dated February 16, 1996

EX-99.B8(v)          Foreign Custody Manager Agreement between the    Attached
                     Registrant and The Bank of New York dated
                     February 27, 1998

EX-99.B9(i)          Subcontract for Fund Administrative Services     Attached
                     dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin
                     Advisers, Inc. and Franklin Templeton
                     Services, Inc.

EX-99.B10(i)         Opinion and consent of counsel dated June 16,       *
                     1998

EX-99.B11(i)         Consent of Independent Auditors                  Attached

EX-99.B13(i)         Letter of Understanding for California Growth       *
                     Fund dated August 20, 1991

EX-99.B13(ii)        Letter of Understanding for Franklin Global         *
                     Utilities Fund dated April 12, 1995

EX-99.B13(iii)       Letter of Understanding for Franklin Natural        *
                     Resources Fund dated June 5, 1995

EX-99.B13(iv)        Letter of Understanding for Franklin                *
                     California Growth Fund dated August 30, 1996

EX-99.B13(v)         Letter of Understanding for Franklin Global         *
                     Health Care Fund dated August 30, 1996

EX-99.B13(vi)        Letter of Understanding for Franklin Blue Chip      *
                     Fund dated May 24, 1996

EX-99.B13(vii)       Letter of Understanding for Franklin                *
                     Biotechnology Discovery Fund dated September
                     5, 1997

EX-99.B15(i)         Amended and Restated Distribution Plan between      *
                     the Registrant, on behalf of Franklin
                     California Growth Fund, Franklin Small Cap
                     Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     July 1, 1993

EX-99.B15(ii)        Distribution Plan between the Registrant, on        *
                     behalf of Franklin Global Utilities Fund -
                     Class II, and Franklin/Templeton Distributors,
                     Inc., dated March 30, 1995

EX-99.B15(iii)       Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Strategic Income Fund, and Franklin/Templeton
                     Distributors, Inc., dated May 24, 1994

EX-99.B15(iv)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin Natural Resources Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1995

EX-99.B15(v)         Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin MidCap Growth Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     June 1, 1996

EX-99.B15(vi)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of the Franklin Blue Chip Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     May 28, 1996

EX-99.B15(vii)       Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Small Cap Growth Fund - Class II, and
                     Franklin/Templeton Distributors, Inc., dated
                     September 29, 1995

EX-99.B15(viii)      Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     Biotechnology Discovery Fund, and
                     Franklin/Templeton Distributors, Inc., dated
                     September 15, 1997

EX-99.B15(ix)        Distribution Plan pursuant to Rule 12b-1            *
                     between the Registrant, on behalf of Franklin
                     California Growth Fund - Class II, and
                     Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996

EX-99.B15(x)         Distribution Plan pursuant to Rule 12b-1            *
                     between Registrant on behalf of Franklin
                     Strategic Income Fund - Class II, and
                     Franklin/Templeton Distributors, Inc. dated
                     February 26, 1998

EX-99.B15(xi)        Form of Class B Distribution Plan pursuant to    Attached
                     Rule 12b-1 between the Registrant on behalf of California Growth Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.B15(xii)       Form of Class B Distribution Plan pursuant to    Attached
                     Rule 12b-1 between the Registrant on behalf of Franklin Global Health Care Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.B15(xiii)      Form of Class B Distribution Plan pursuant to    Attached
                     Rule 12b-1 between the Registrant on behalf of Franklin Global Utilities Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

Ex-99.B15(xiv)       Form of Class B Distribution Plan pursuant to    Attached
                     Rule 12b-1 between the Registrant on behalf of Franklin Strategic Income Fund - Class B and
                     Franklin/Templeton Distributors, Inc.

EX-99.B17(i)         Power of Attorney for Franklin Strategic            *
                     Series dated April 16, 1998

EX-99.B17(ii)        Certificate of Secretary for Franklin               *
                     Strategic Series dated April 16, 1998

EX-99.B18(i)         Form of Multiple Class Plan for Franklin         Attached
                     Global Utilities Fund

EX-99.B18(ii)        Form of Multiple Class Plan for Franklin         Attached
                     California Growth Fund

EX-99.B18(iii)       Form of Multiple Class Plan for Franklin         Attached
                     Global Health Care Fund

EX-99.B18(iv)        Multiple Class Plan for Franklin Small Cap          *
                     Growth Fund dated June 18, 1996

EX-99.B18(v)         Multiple Class Plan for Franklin Natural            *
                     Resources Fund dated June 18, 1996

EX-99.B18(vi)        Form of Multiple Class Plan for Franklin         Attached
                     Strategic Income Fund


* Incorporated by reference